Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fidelity®

Institutional Money Market

Funds

Select Class

Treasury Only Portfolio

(Fund 906, CUSIP 192826105)

Treasury Portfolio

(Fund 911, CUSIP 192826204)

Government Portfolio

(Fund 918, CUSIP 192826303)

Prime Money Market Portfolio

(Fund 920, CUSIP 192826402)

Money Market Portfolio

(Fund 931, CUSIP 192826501)

Tax-Exempt Portfolio

(Fund 938, CUSIP 192826600)

Prospectus

May 29, 2005

Revised

September 28, 2005

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Fee Table
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Exchanging Shares
	<Click Here>	Account Features and Policies
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights

Prospectus

Fund Summary

Investment Summary

Investment Objective

Treasury Only Portfolio seeks as high a level of current income as is consistent with the security of principal and liquidity.

Principal Investment Strategies

  Normally investing at least 80% of assets in U.S. Treasury securities.
  Normally investing in securities whose interest is exempt from state and local income taxes.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Objective

Treasury Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Principal Investment Strategies

  Normally investing at least 80% of assets in U.S. Treasury securities and repurchase agreements for those securities.
  Generally maintaining a dollar-weighted average maturity at 60 days or less.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Prospectus

Fund Summary - continued

Investment Objective

Government Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Principal Investment Strategies

  Normally investing at least 80% of assets in U.S. Government securities and repurchase agreements for those securities.
  Investing in U.S. Government securities issued by entities that are chartered or sponsored by Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury.
  Potentially entering into reverse repurchase agreements.
  Generally maintaining a dollar-weighted average maturity at 60 days or less.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Objective

Prime Money Market Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Principal Investment Strategies

  Investing in U.S. dollar-denominated money market securities of domestic and foreign issuers rated in the highest category by at least two nationally recognized rating services, U.S. Government securities, and repurchase agreements.
  Potentially entering into reverse repurchase agreements.
  Investing more than 25% of total assets in the financial services industries.
  Generally maintaining a dollar-weighted average maturity at 60 days or less.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Foreign Exposure. Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.

Prospectus

  Financial Services Exposure. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Objective

Money Market Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Principal Investment Strategies

  Investing in U.S. dollar-denominated money market securities of domestic and foreign issuers rated in the highest category by at least two nationally recognized rating services or by one if only one rating service has rated a security, or, if unrated, determined to be of equivalent quality by Fidelity Management & Research Company (FMR), U.S. Government securities, and repurchase agreements.
  Potentially entering into reverse repurchase agreements.
  Investing more than 25% of total assets in the financial services industries.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Foreign Exposure. Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Financial Services Exposure. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Prospectus

Fund Summary - continued

Investment Objective

Tax-Exempt Portfolio seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

Principal Investment Strategies

  Normally investing in municipal money market securities rated in the highest category by at least one nationally recognized rating service or in one of the two highest categories by another rating service if rated by more than one, or, if unrated, determined to be of equivalent quality to the highest category by FMR.
  Normally not investing in any rated security that is rated in the second highest short-term rating category by Standard & Poor's® (S&P®) or Moody's® Investor Services (Moody's).
  Normally investing at least 80% of assets in municipal securities whose interest is exempt from federal income tax.
  Normally not investing in municipal securities whose interest is subject to federal income tax or in municipal securities whose interest is subject to the federal alternative minimum tax.
  Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.
  Generally maintaining a dollar-weighted average maturity at 60 days or less.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Foreign Exposure. Entities providing credit support or a maturity-shortening structure that are located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in each fund. The information illustrates the changes in each fund's performance from year to year, as represented by the performance of Select Class. Returns are based on past results and are not an indication of future performance.

Prospectus

Year-by-Year Returns

Treasury Only Portfolio - Select Class
Calendar Years	2003	2004
	0.92%	1.08%

During the periods shown in the chart for Select Class of Treasury Only Portfolio:	Returns	Quarter ended
Highest Quarter Return	0.41%	June 30, 2002
Lowest Quarter Return	0.20%	March 31, 2004
Year-to-Date Return	0.51%	March 31, 2005
Treasury Portfolio - Select Class
Calendar Years	2003	2004
	0.92%	1.11%

During the periods shown in the chart for Select Class of Treasury Portfolio:	Returns	Quarter ended
Highest Quarter Return	0.41%	December 31, 2004
Lowest Quarter Return	0.20%	September 30, 2003
Year-to-Date Return	0.53%	March 31, 2005
Government Portfolio - Select Class
Calendar Years	2003	2004
	0.98%	1.19%

During the periods shown in the chart for Select Class of Government Portfolio:	Returns	Quarter ended
Highest Quarter Return	0.44%	December 31, 2004
Lowest Quarter Return	0.22%	March 31, 2004
Year-to-Date Return	0.55%	March 31, 2005
Prime Money Market Portfolio - Select Class
Calendar Years	2003	2004
	1.01%	1.22%

During the periods shown in the chart for Select Class of Prime Money Market Portfolio:	Returns	Quarter ended
Highest Quarter Return	0.45%	December 31, 2004
Lowest Quarter Return	0.22%	March 31, 2004
Year-to-Date Return	0.57%	March 31, 2005
Money Market Portfolio - Select Class
Calendar Years	2003	2004
	1.03%	1.23%

During the periods shown in the chart for Select Class of Money Market Portfolio:	Returns	Quarter ended
Highest Quarter Return	0.44%	June 30, 2002
Lowest Quarter Return	0.23%	September 30, 2003
Year-to-Date Return	0.53%	March 31, 2005
Tax-Exempt Portfolio - Select Class
Calendar Years	2003	2004
	0.90%	1.04%

During the periods shown in the chart for Select Class of Tax-Exempt Portfolio:	Returns	Quarter ended
Highest Quarter Return	0.37%	December 31, 2004
Lowest Quarter Return	0.19%	September 30, 2003
Year-to-Date Return	0.40%	March 31, 2005

Prospectus

Fund Summary - continued

Average Annual Returns

For the periods ended December 31, 2004	Past 1 year	Life of classA
Treasury Only Portfolio
Select Class	1.08%	1.19%
Treasury Portfolio
Select Class	1.11%	1.19%
Government Portfolio
Select Class	1.19%	1.26%
Prime Money Market Portfolio
Select Class	1.22%	1.29%
Money Market Portfolio
Select Class	1.23%	1.31%
Tax-Exempt Portfolio
Select Class	1.04%	1.08%

A From January 17, 2002.

If FMR were to reimburse certain expenses, returns would be higher during these periods.

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Select Class shares of a fund. The annual class operating expenses provided below for Select Class of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio and Money Market Portfolio do not reflect the effect of any expense reimbursements during the period. The annual class operating expenses provided below for Select Class of Tax-Exempt Portfolio do not reflect the effect of any expense reimbursements or reduction of certain expenses during the period.

Shareholder fees (paid by the investor directly)

Select Class
Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None

Prospectus

Annual operating expenses (paid from class assets)

		Select Class
Treasury Only Portfolio	Management fee	0.20%
	Distribution and/or Service (12b-1) fees	0.05%
	Other expenses	0.04%
	Total annual class operating expensesA	0.29%
Treasury Portfolio	Management fee	0.20%
	Distribution and/or Service (12b-1) fees	0.05%
	Other expenses	0.04%
	Total annual class operating expensesA	0.29%
Government Portfolio	Management fee	0.20%
	Distribution and/or Service (12b-1) fees	0.05%
	Other expenses	0.03%
	Total annual class operating expensesA	0.28%
Prime Money Market Portfolio	Management fee	0.20%
	Distribution and/or Service (12b-1) fees	0.05%
	Other expenses	0.03%
	Total annual class operating expensesA	0.28%
Money Market Portfolio	Management fee	0.20%
	Distribution and/or Service (12b-1) fees	0.05%
	Other expenses	0.03%
	Total annual class operating expensesA	0.28%
Tax-Exempt Portfolio	Management fee	0.20%
	Distribution and/or Service (12b-1) fees	0.05%
	Other expenses	0.03%
	Total annual class operating expensesA	0.28%

A FMR has voluntarily agreed to reimburse Select Class of each fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and 12b-1 fees), as a percentage of its average net assets, exceed 0.20% (0.18% for Money Market Portfolio). These arrangements may be discontinued by FMR at any time.

Prospectus

Fund Summary - continued

This example helps you compare the cost of investing in the funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that Select Class's annual return is 5% and that your shareholder fees and Select Class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Select Class
Treasury Only Portfolio	1 year	$ 30
	3 years	$ 93
	5 years	$ 163
	10 years	$ 368
Treasury Portfolio	1 year	$ 30
	3 years	$ 93
	5 years	$ 163
	10 years	$ 368
Government Portfolio	1 year	$ 29
	3 years	$ 90
	5 years	$ 157
	10 years	$ 356
Prime Money Market Portfolio	1 year	$ 29
	3 years	$ 90
	5 years	$ 157
	10 years	$ 356
Money Market Portfolio	1 year	$ 29
	3 years	$ 90
	5 years	$ 157
	10 years	$ 356
Tax-Exempt Portfolio	1 year	$ 29
	3 years	$ 90
	5 years	$ 157
	10 years	$ 356

Through arrangements with Tax-Exempt Portfolio's custodian, transfer agent, and pricing and bookkeeping agent, credits realized as a result of uninvested cash balances are used to reduce custodian, transfer agent, and pricing and bookkeeping expenses. Including these reductions, the total Select Class operating expenses, after reimbursement, would have been 0.23% for Tax-Exempt Portfolio.

Prospectus

Fund Basics

Investment Details

Investment Objective

Treasury Only Portfolio seeks as high a level of current income as is consistent with the security of principal and liquidity.

Principal Investment Strategies

FMR normally invests at least 80% of the fund's assets in U.S. Treasury securities. FMR does not enter into repurchase agreements or reverse repurchase agreements for the fund. FMR normally invests the fund's assets in securities whose interest is specifically exempt from state and local income taxes under federal law; such interest is not exempt from federal income tax.

In buying and selling securities for the fund, FMR complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

Investment Objective

Treasury Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Principal Investment Strategies

FMR normally invests at least 80% of the fund's assets in U.S. Treasury securities and repurchase agreements for those securities. FMR does not enter into reverse repurchase agreements for the fund.

FMR generally intends to maintain the fund's dollar-weighted average maturity at 60 days or less.

In buying and selling securities for the fund, FMR complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

Investment Objective

Government Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Principal Investment Strategies

FMR normally invests at least 80% of the fund's assets in U.S. Government securities and repurchase agreements for those securities. Certain issuers of U.S. Government securities are sponsored or chartered by Congress but their securities are neither issued nor guaranteed by the U.S. Treasury. FMR also may enter into reverse repurchase agreements for the fund.

FMR generally intends to maintain the fund's dollar-weighted average maturity at 60 days or less.

In buying and selling securities for the fund, FMR complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

Prospectus

Fund Basics - continued

Investment Objective

Prime Money Market Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Principal Investment Strategies

FMR invests the fund's assets in U.S. dollar-denominated money market securities of domestic and foreign issuers rated in the highest category by at least two nationally recognized rating services, U.S. Government securities, and repurchase agreements. FMR also may enter into reverse repurchase agreements for the fund.

FMR will invest more than 25% of the fund's total assets in the financial services industries.

FMR generally intends to maintain the fund's dollar-weighted average maturity at 60 days or less.

In buying and selling securities for the fund, FMR complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

Investment Objective

Money Market Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Principal Investment Strategies

FMR invests the fund's assets in the highest-quality U.S. dollar-denominated money market securities of domestic and foreign issuers, U.S. Government securities, and repurchase agreements. FMR also may enter into reverse repurchase agreements for the fund. Securities are "highest-quality" if rated in the highest category by at least two nationally recognized rating services or by one if only one rating service has rated a security, or, if unrated, determined to be of equivalent quality by FMR.

FMR will invest more than 25% of the fund's total assets in the financial services industries.

In buying and selling securities for the fund, FMR complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

Investment Objective

Tax-Exempt Portfolio seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

Principal Investment Strategies

FMR normally invests the fund's assets in the highest-quality municipal money market securities. Securities are "highest-quality" if rated in the highest category by at least one nationally recognized rating service and in one of the two highest categories by another rating service if rated by more than one, or, if unrated, determined to be of equivalent quality to the highest category by FMR. FMR does not currently intend to invest the fund's assets in any rated security that is rated in the second highest short-term rating category by S&P or Moody's.

Prospectus

FMR normally invests at least 80% of the fund's assets in municipal securities whose interest is exempt from federal income tax. FMR does not currently intend to invest the fund's assets in municipal securities whose interest is subject to federal income tax or in municipal securities whose interest is subject to the federal alternative minimum tax.

FMR may invest more than 25% of the fund's total assets in municipal securities that finance similar projects, such as those relating to education, health care, transportation, and utilities.

FMR generally intends to maintain the fund's dollar-weighted average maturity at 60 days or less.

In buying and selling securities for the fund, FMR complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR may invest the fund's assets in municipal money market securities by investing in other funds. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

Description of Principal Security Types

Money market securities are high-quality, short-term securities that pay a fixed, variable, or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features, which have the effect of shortening the security's maturity. Taxable money market securities include bank certificates of deposit, bankers' acceptances, bank time deposits, notes, commercial paper and U.S. Government securities. Municipal money market securities include variable rate demand notes, commercial paper, and municipal notes.

U.S. Government securities are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security. Certain issuers of U.S. Government securities, including Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are sponsored or chartered by Congress but their securities are neither issued nor guaranteed by the U.S. Treasury.

Municipal securities are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance.

Prospectus

Fund Basics - continued

A repurchase agreement is an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed-upon price.

Principal Investment Risks

Many factors affect each fund's performance. A fund's yield will change daily based on changes in interest rates and other market conditions. Although each fund is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of a fund's investments could cause the fund's share price to decrease. It is important to note that neither the funds' share prices nor their yields are guaranteed by the U.S. Government.

The following factors can significantly affect a fund's performance:

Municipal Market Volatility. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation, and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Interest Rate Changes. Money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. Short-term securities tend to react to changes in short-term interest rates.

Foreign Exposure. Issuers located in foreign countries and entities providing credit support or a maturity-shortening structure that are located in foreign countries can involve increased risks. Extensive public information about the issuer or provider may not be available and unfavorable political, economic, or governmental developments could affect the value of the security.

Financial Services Exposure. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the financial services sector can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can affect a security's or instrument's credit quality or value. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service (IRS) determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value. In addition, if the structure of a security fails to function as intended, interest from the security could become taxable or the security could decline in value.

Prospectus

Generally, Tax-Exempt Portfolio purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax and from the federal alternative minimum tax. Neither FMR nor Tax-Exempt Portfolio guarantees that this opinion is correct, and there is no assurance that the IRS will agree with bond counsel's opinion. Issuers or other parties generally enter into covenants requiring continuing compliance with federal tax requirements to preserve the tax-free status of interest payments over the life of the security. If at any time the covenants are not complied with, or if the IRS otherwise determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. For certain types of structured securities, the tax status of the pass-through of tax-free income may also be based on the federal tax treatment of the structure.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for Tax-Exempt Portfolio for defensive purposes. If FMR does so, different factors could affect Tax-Exempt Portfolio's performance, and the fund could distribute income subject to federal income tax.

Fundamental Investment Policies

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

Treasury Only Portfolio seeks as high a level of current income as is consistent with the security of principal and liquidity, and to maintain a constant net asset value per share (NAV) of $1.00.

Treasury Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Government Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Prime Money Market Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Prospectus

Fund Basics - continued

Money Market Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Tax-Exempt Portfolio seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with liquidity and stability of principal. The fund normally invests at least 80% of its assets in municipal securities whose interest is exempt from federal income tax.

Shareholder Notice

The following policies are subject to change only upon 60 days' prior notice to shareholders:

Treasury Only Portfolio normally invests at least 80% of its assets in U.S. Treasury securities.

Treasury Portfolio normally invests at least 80% of its assets in U.S. Treasury securities and repurchase agreements for those securities.

Government Portfolio normally invests at least 80% of its assets in U.S. Government securities and repurchase agreements for those securities.

Valuing Shares

The funds are open for business each day that the New York Stock Exchange (NYSE) is open. Each Fund is also open for business on Good Friday.

A class's NAV is the value of a single share. Fidelity normally calculates Select Class's NAV each business day as of the times indicated in the following table. However, NAV may be calculated earlier as permitted by the Securities and Exchange Commission (SEC). Each fund's assets are valued as of these times for the purpose of computing Select Class's NAV.

Fund	NAV Calculation Times (Eastern time)
Treasury Only Portfolio	4:00 p.m.
Treasury Portfolio	4:00 p.m. and 5:00 p.m.
Government Portfolio	4:00 p.m. and 5:00 p.m.
Prime Money Market Portfolio	4:00 p.m. and 5:00 p.m.
Money Market Portfolio	4:00 p.m. and 5:00 p.m.
Tax-Exempt Portfolio	4:00 p.m.

To the extent that each fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

Each fund's assets are valued on the basis of amortized cost.

Prospectus

Shareholder Information

Buying and Selling Shares

General Information

For account, product, and service information, please call your Fidelity client services representative or 1-877-208-0098 (8:30 a.m. - 7:00 p.m. Eastern time, Monday through Friday).

Please use the following addresses:

Buying or Selling Shares

Fidelity Investments
P.O. Box 770002
Cincinnati, OH 45277-0081

Overnight Express
Fidelity Investments
100 Crosby Parkway
Covington, KY 41015

You may buy or sell Select Class shares of the funds through a retirement account or an investment professional. When you invest through a retirement account or an investment professional, the procedures for buying, selling, and exchanging Select Class shares of a fund and the account features and policies may differ. Additional fees may also apply to your investment in Select Class shares of a fund, including a transaction fee if you buy or sell Select Class shares of the fund through a broker or other investment professional.

Certain methods of contacting Fidelity, such as by telephone, may be unavailable or delayed (for example, during periods of unusual market activity).

The different ways to set up (register) your account with Fidelity are listed in the following table.

Ways to Set Up Your Account
Individual or Joint Tenant For your general investment needs
Retirement For tax-advantaged retirement savings
Traditional Individual Retirement Accounts (IRAs)
Roth IRAs
Rollover IRAs
401(k) Plans and certain other 401(a)-qualified plans
SIMPLE IRAs
Simplified Employee Pension Plans (SEP-IRAs)
Salary Reduction SEP-IRAs (SARSEPs)
Gifts or Transfers to a Minor (UGMA, UTMA)  To invest for a child's education or other future needs
Trust  For money being invested by a trust
Business or Organization  For investment needs of corporations, associations, partnerships, or other groups

Frequent purchases and sales of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to a fund (such as spreads paid to dealers who sell money market instruments to a fund) and disrupting portfolio management strategies. However, FMR anticipates that shareholders will purchase and sell fund shares frequently because each fund is designed to offer investors a liquid cash option. Accordingly, the Board of Trustees has not adopted policies and procedures designed to discourage excessive or short-term trading of fund shares and each fund accommodates frequent trading.

Prospectus

Shareholder Information - continued

Each fund has no limit on purchase or exchange transactions. Each fund reserves the right, but does not have the obligation, to reject any purchase or exchange transaction at any time. In addition, FMR reserves the right to impose restrictions on purchases or exchanges at any time or conditions that are more restrictive on disruptive, excessive, or short-term trading than those that are otherwise stated in this prospectus.

Buying Shares

The price to buy one share of Select Class is the class's NAV. Select Class shares are sold without a sales charge.

Your shares will be bought at the next NAV calculated after your order is received in proper form.

It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.

A fund may reject for any reason, or cancel as permitted or required by law, any purchase orders, including exchanges.

For example, a fund may reject any purchase orders, including exchanges, from market timers or investors that, in FMR's opinion, may be disruptive to that fund.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

When you place an order to buy shares, note the following:

  You are advised to place your trades as early in the day as possible and to provide Fidelity with advance notice of large purchases.
  All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
  Fidelity does not accept cash.
  When making a purchase with more than one check, each check must have a value of at least $50.
  Fidelity reserves the right to limit the number of checks processed at one time.
  If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.
  If when you place your wire purchase order you indicate that Fidelity will receive your wire that day, your wire must be received in proper form by Fidelity at the applicable fund's designated wire bank before the close of the Federal Reserve Wire System on the day of purchase.
  Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Shares can be bought or sold through investment professionals using an automated order placement and settlement system that guarantees payment for orders on a specified date.

Minimums
To Open an Account	$1,000,000A
Minimum Balance	$1,000,000

A The minimum initial investment of $1 million may be waived if your aggregate balance in the Fidelity Institutional Money Market Funds is greater than $10 million. Please contact Fidelity for more information regarding this waiver.

Prospectus

Key Information
Phone

To Open an Account

  Exchange from the same class of any fund offered through this prospectus, or from another Fidelity Fund. Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-877-208-0098.

To Add to an Account

  Exchange from the same class of any fund offered through this prospectus, or from another Fidelity Fund. Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-877-208-0098.
  Use Fidelity Money Line® to transfer from your bank account. Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-877-208-0098.

Mail Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081

To Open an Account

  Complete and sign the application. Make your check payable to the complete name of the fund and note the applicable class. Mail to your investment professional or, if you trade directly through Fidelity, to the address at left.
  Exchange from the same class of any fund offered through this prospectus, or from another Fidelity Fund. Send a letter of instruction to your investment professional or to the address at left, including your name, the funds' names, the applicable class names, the fund account numbers, and the dollar amount or number of shares to be exchanged.

To Add to an Account

  Exchange from the same class of any fund offered through this prospectus, or from another Fidelity Fund. Send a letter of instruction to your investment professional or to the address at left, including your name, the funds' names, the applicable class names, the fund account numbers, and the dollar amount or number of shares to be exchanged.

In Person

To Open an Account

  Bring your application and check or wire instructions to your investment professional.

To Add to an Account

  Bring your check or wire instructions to your investment professional.

Wire

To Open an Account

  Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-877-208-0098 to set up your account and to arrange a wire transaction.
  Wire to: The Bank of New York, Bank Routing # 021000018, Account # 8900118245.
  Specify the complete name of the fund, note the applicable class, and include your new fund account number and your name.

To Add to an Account

  Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-877-208-0098.
  Wire to: The Bank of New York, Bank Routing # 021000018, Account # 8900118245.
  Specify the complete name of the fund, note the applicable class, and include your fund account number and your name.

Selling Shares

The price to sell one share of Select Class is the class's NAV.

Your shares will be sold at the next NAV calculated after your order is received in proper form. Normally, Fidelity will process wire redemptions on the same business day, provided your redemption wire request is received in proper form by Fidelity before the NAV is calculated on that day. All other redemptions will normally be processed by the next business day.

Prospectus

Shareholder Information - continued

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

  The address on your account (record address) has changed within the last 15 or 30 days, depending on your account, and you wish to sell $10,000 or more of shares;
  You are requesting that a check be mailed to a different address than the record address;
  The redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  If you are selling some but not all of your shares, leave at least $1,000,000 worth of shares in the account to keep it open, except accounts not subject to account minimums.
  You are advised to place your trades as early in the day as possible and to provide Fidelity with advance notice of large redemptions.
  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.
  Although redemptions will normally be processed on the same business day, under certain circumstances redemptions may be postponed or suspended as permitted pursuant to Section 22(e) of the Investment Company Act of 1940 (1940 Act). Generally under that section, redemptions may be postponed or suspended if (i) the NYSE is closed for trading (other than weekends or holidays) or trading is restricted, (ii) an emergency exists which makes the dispatch of securities owned by a fund or the fair determination of the value of the fund's net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption.
  Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of a fund.
  If you sell shares by writing a check, if available, and the amount of the check is greater than the value of your account, your check will be returned to you and you may be subject to additional charges.
  You will not receive interest on amounts represented by uncashed redemption checks.

Prospectus

  Unless otherwise instructed, Fidelity will send a check to the record address.
  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

To sell shares issued with certificates, call Fidelity for instructions. Each fund no longer issues share certificates.

Key Information
Phone
  Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-877-208-0098 to initiate a wire transaction or to request a check for your redemption.
  Use Fidelity Money Line to transfer to your bank account. Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-877-208-0098.
  Exchange to the same class of another fund offered through this prospectus. Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-877-208-0098.

Mail Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081

Individual, Joint Tenants, Sole Proprietorship, UGMA/UTMA

  Send a letter of instruction to your investment professional or, if you trade directly through Fidelity, to the address at left, including your name, the fund's name, the class name, your fund account number, and the dollar amount or number of shares to be sold. The letter of instruction must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

Retirement Account

  The account owner should complete a retirement distribution form. Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-877-208-0098 to request one.

Trusts

  Send a letter of instruction to your investment professional or, if you trade directly through Fidelity, to the address at left, including the trust's name, the fund's name, the class name, the trust's fund account number, and the dollar amount or number of shares to be sold. The trustee must sign the letter of instruction indicating capacity as trustee. If the trustee's name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

Business or Organization

  Send a letter of instruction to your investment professional or, if you trade directly through Fidelity, to the address at left, including the firm's name, the fund's name, the class name, the firm's fund account number, and the dollar amount or number of shares to be sold. At least one person authorized by corporate resolution to act on the account must sign the letter of instruction.
  Include a corporate resolution with corporate seal or a signature guarantee.

Executor, Administrator, Conservator, Guardian

  Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or1-877-208-0098 for instructions.

In Person

Individual, Joint Tenants, Sole Proprietorship, UGMA/UTMA

  Bring a letter of instruction to your investment professional. The letter of instruction must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

Retirement Account

  The account owner should complete a retirement distribution form. Visit your investment professional to request one.

Trusts

  Bring a letter of instruction to your investment professional. The trustee must sign the letter of instruction indicating capacity as trustee. If the trustee's name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

Business or Organization

  Bring a letter of instruction to your investment professional. At least one person authorized by corporate resolution to act on the account must sign the letter of instruction.
  Include a corporate resolution with corporate seal or a signature guarantee.

Executor, Administrator, Conservator, Guardian

  Visit your investment professional for instructions.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a Select Class shareholder you have the privilege of exchanging Select Class shares of a fund for Select Class shares of another fund offered through this prospectus or for shares of other Fidelity funds.

However, you should note the following policies and restrictions governing exchanges:

  Each fund may refuse any exchange purchase for any reason. For example, each fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Before exchanging into a fund or class, read its prospectus.
  The fund or class you are exchanging into must be available for sale in your state.
  Exchanges may have tax consequences for you.
  Currently, there is no limit on the number of exchanges out of a fund.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The funds may terminate or modify the exchange privilege in the future.

Other funds may have different exchange restrictions, and may impose trading fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

Prospectus

Account Features and Policies

Features

The following features are available to buy and sell shares of the funds.

Wire To purchase and sell shares via the Federal Reserve Wire System.
  You must sign up for the wire feature before using it. Complete the appropriate section on the application when opening your account.
  Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-877-208-0098 before your first use to verify that this feature is set up on your account.
  To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.
  To change the bank account designated to receive redemption proceeds at any time prior to making a redemption request, you should send a letter of instruction, including a signature guarantee, to your investment professional or, if you trade directly through Fidelity, to the address found in "General Information."

Fidelity Money Line To transfer money between your bank account and your fund account.
  You must sign up for the Fidelity Money Line feature before using it. Complete the appropriate section on the application and then call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-877-208-0098 before your first use to verify that this feature is set up on your account.
  Minimum transaction: $100
  Maximum transaction: $100,000

Policies

The following policies apply to you as a shareholder.

Statements and reports that Fidelity sends to you include the following:

  Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund).
  Monthly or quarterly account statements (detailing account balances and all transactions completed during the prior month or quarter).
  Financial reports (every six months).

To reduce expenses, only one copy of most financial reports and prospectuses may be mailed, even if more than one person in a household holds shares of a fund. Call Fidelity at 1-877-208-0098 if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, call Fidelity at 1-877-208-0098.

Prospectus

Shareholder Information - continued

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

When you sign your account application, you will be asked to certify that your social security or taxpayer identification number (TIN) is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold an amount subject to the applicable backup withholding rate from your taxable distributions and redemptions.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

If your account balance falls below $1,000,000 for any reason, including solely due to declines in NAV, you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity may close your account and send the proceeds to you. Your shares will be sold at the NAV on the day your account is closed. Accounts not subject to account minimums will not be closed for failure to maintain a minimum balance.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

Each fund earns interest, dividends, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund may also realize capital gains from its investments, and distributes these gains (less losses), if any, to shareholders as capital gain distributions.

Distributions you receive from each fund consist primarily of dividends. Each fund normally declares dividends daily and pays them monthly.

Dividends declared for each of Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, and Money Market Portfolio are based on estimates of income for the fund. Actual income may differ from estimates, and differences, if any, will be included in the calculation of subsequent dividends.

Prospectus

You may request to have dividends relating to Select Class shares redeemed from an account closed during the month paid when the account is closed. Each fund reserves the right to limit this service.

Earning Dividends

Shares purchased by a wire order prior to 12:00 noon Eastern time for Tax-Exempt Portfolio, prior to 2:00 p.m. Eastern time for Treasury Only Portfolio, or prior to 5:00 p.m. Eastern time for Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio and Money Market Portfolio, with receipt of the wire in proper form before the close of the Federal Reserve Wire System on that day, generally begin to earn dividends on the day of purchase.

Shares purchased by all other orders begin to earn dividends on the first business day following the day of purchase.

However, on any day that the principal bond markets close early (as recommended by the Bond Market Association) or the Federal Reserve Bank of New York (New York Fed) closes early, a class may advance the time on that day by which wire purchase orders must be placed so that shares earn dividends on the day of purchase. In addition, on any day that the principal bond markets do not open (as recommended by the Bond Market Association) or the New York Fed or the NYSE does not open, shares begin to earn dividends on the first business day following the day of purchase.

Shares redeemed by a wire order prior to 12:00 noon Eastern time for Tax-Exempt Portfolio, prior to 2:00 p.m. Eastern time for Treasury Only Portfolio, or prior to 5:00 p.m. Eastern time for Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio and Money Market Portfolio generally earn dividends through the day prior to the day of redemption.

However, on any day that the principal bond markets close early (as recommended by the Bond Market Association) or the New York Fed closes early, a class may set a time after which shares redeemed by wire order earn dividends until, but not including, the next business day following the day of redemption. On any day that the principal bond markets do not open (as recommended by the Bond Market Association) or the New York Fed or the NYSE does not open, shares earn dividends until, but not including, the next business day following the day of redemption.

Good Friday will not be considered a business day for purposes of exchanges into or out of any fund that is not open for business that day.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available for Select Class:

Prospectus

Shareholder Information - continued

1. Reinvestment Option. Your dividends and capital gain distributions, if any, will be automatically reinvested in additional Select Class shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.

2. Cash Option. Your dividends and capital gain distributions, if any, will be paid in cash.

Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, contact your investment professional directly or call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

Tax Consequences

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Distributions you receive from Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, and Money Market Portfolio are subject to federal income tax, and may also be subject to state or local taxes.

The municipal fund seeks to earn income and pay dividends exempt from federal income tax.

Income exempt from federal income tax may be subject to state or local tax. A portion of the dividends you receive from the municipal fund may be subject to federal and state income taxes and also may be subject to the federal alternative minimum tax. You may also receive taxable distributions attributable to the municipal fund's sale of municipal bonds.

For federal tax purposes, certain of each fund's distributions, including Treasury Only Portfolio's, Treasury Portfolio's, Government Portfolio's, Prime Money Market Portfolio's, and Money Market Portfolio's dividends and each fund's distributions of short-term capital gains and gains on the sale of bonds characterized as market discount, are taxable to you as ordinary income. Because each taxable fund's income is primarily derived from interest, dividends from each taxable fund generally will not qualify for the long-term capital gains tax rates available to individuals. Each fund's distributions of long-term capital gains, if any, are taxable to you generally as capital gains for federal tax purposes.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option. If you elect to receive distributions in cash, you will receive certain December distributions in January, but those distributions will be taxable as if you received them on December 31.

Prospectus

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is each fund's manager. The address of FMR and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

As of March 31, 2005, FMR had approximately $9.1 billion in discretionary assets under management.

As the manager, FMR has overall responsibility for directing each fund's investments and handling its business affairs.

Affiliates assist FMR with foreign investments:

  Fidelity International Investment Advisors (FIIA), at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, serves as a sub-adviser for each fund. As of September 28, 2004, FIIA had approximately $17.9 billion in discretionary assets under management. For each fund, FIIA may provide investment research and advice on issuers based outside the United States, and in particular, will make minimal credit risk and comparable quality determinations for foreign issuers that issue U.S. dollar-denominated securities.
  Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L), at 25 Cannon Street, London, EC4M 5TA, England, serves as a sub-adviser for each fund. As of September 28, 2004, FIIA(U.K.)L had approximately $10.7 billion in discretionary assets under management. For each fund, FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States, and in particular, will make minimal credit risk and comparable quality determinations for foreign issuers that issue U.S. dollar-denominated securities.

Fidelity Investments Money Management, Inc. (FIMM), at One Spartan Way, Merrimack, New Hampshire 03054, serves as a sub-adviser for each fund. FIMM has day-to-day responsibility for choosing investments for each fund.

FIMM is an affiliate of FMR. As of March 31, 2005, FIMM had approximately $275.2 billion in discretionary assets under management.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Each fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month.

Prospectus

Fund Services - continued

Each fund's annual management fee rate is 0.20% of its average net assets.

For the fiscal year ended March 31, 2005, Money Market Portfolio paid a management fee of 0.18% of the fund's average net assets, after reimbursement.

FMR pays FIMM for providing sub-advisory services. FIMM pays FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L.

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.

As of March 31, 2005, approximately 45.52% of Money Market Portfolio's total outstanding shares were held by FMR affiliates.

Fund Distribution

Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

Fidelity Distributors Corporation (FDC) distributes Select Class's shares.

Intermediaries, such as banks, broker-dealers, and other service-providers, may receive from FMR, FDC and/or their affiliates compensation for their services intended to result in the sale of shares of the fund. This compensation may take the form of:

  distribution and/or service (12b-1) fees
  payments for additional distribution-related activities and/or shareholder services payments for educational seminars and training, including seminars sponsored by FMR or an affiliate, or by an intermediary

These payments are described in more detail on the following pages and in the statement of additional information (SAI).

Select Class of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Select Class is authorized to pay FDC a monthly 12b-1 (service) fee as compensation for providing shareholder support services. Select Class of each fund currently pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.05% of its average net assets throughout the month.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

In addition, each plan specifically recognizes that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Select Class shares and/or shareholder support services, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Select Class. The SAI contains further details about these payments made by FMR, FDC and their affiliates and the services provided by certain intermediaries. Please speak with your investment professional to learn more about any payments his or her firm may receive from FMR, FDC and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

Prospectus

Because 12b-1 fees are paid out of Select Class's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

If mutual fund sponsors and their affiliates make distribution and/or non-distribution related payments in varying amounts, certain intermediaries and investment professionals that receive these payments may have an incentive to recommend one mutual fund or one share class over another.

In addition, the funds' transfer agent or an affiliate may also make payments and reimbursements from their own resources to intermediaries for performing recordkeeping and administrative services that the funds' transfer agent or an affiliate would otherwise have to perform directly. These payments are not charged to a fund and do not directly increase a fund's total expenses. Please see "Transfer and Service Agent Agreements" in the SAI for more information.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights tables are intended to help you understand Select Class's financial history for the past 5 years or, if shorter, the period of the class's operations. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report, along with each fund's financial highlights and financial statements, is included in each fund's annual report. A free copy of each annual report is available upon request.

Treasury Only Portfolio - Select Class

Years ended March 31,	2005	2004	2003	2002 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.014	.008	.014	.004
Net realized and unrealized gain (loss)F	-	-	-	-
Total from investment operations	.014	.008	.014	.004
Distributions from net investment income	(.014)	(.008)	(.014)	(.004)
Distributions from net realized gain	- F	-	-	-
Total distributions	(.014)	(.008)	(.014)	(.004)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.40%	.84%	1.45%	.36%
Ratios to Average Net Assets E
Expenses before expense reductions	.29%	.28%	.29%	.28% A
Expenses net of voluntary waivers, if any	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25%	.25% A
Net investment income	1.38%	.84%	1.43%	1.78% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,661	$ 6,090	$ 14,598	$ 100

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period January 17, 2002 (commencement of sale of shares) to March 31, 2002.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

Prospectus

Appendix - continued

Treasury Portfolio - Select Class

Years ended March 31,	2005	2004	2003	2002 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.014	.009	.014	.003
Distributions from net investment income	(.014)	(.009)	(.014)	(.003)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.45%	.86%	1.42%	.34%
Ratios to Average Net Assets E
Expenses before expense reductions	.29%	.28%	.28%	.27% A
Expenses net of voluntary waivers, if any	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25%	.25% A
Net investment income	1.43%	.85%	1.40%	1.72% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 82,134	$ 101,421	$ 2,223	$ 100

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period January 17, 2002 (commencement of sale of shares) to March 31, 2002.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

Government Portfolio - Select Class

Years ended March 31,	2005	2004	2003	2002 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.015	.009	.015	.004
Distributions from net investment income	(.015)	(.009)	(.015)	(.004)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.53%	.92%	1.47%	.37%
Ratios to Average Net Assets E
Expenses before expense reductions	.28%	.28%	.28%	.27% A
Expenses net of voluntary waivers, if any	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25%	.25% A
Net investment income	1.48%	.92%	1.47%	1.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 49,025	$ 38,785	$ 272,495	$ 100

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period January 17, 2002 (commencement of sale of shares) to March 31, 2002.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

Appendix - continued

Prime Money Market Portfolio - Select Class

Years ended March 31,	2005	2004	2003	2002 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.016	.009	.015	.004
Distributions from net investment income	(.016)	(.009)	(.015)	(.004)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.57%	.95%	1.51%	.37%
Ratios to Average Net Assets E
Expenses before expense reductions	.28%	.28%	.29%	.27% A
Expenses net of voluntary waivers, if any	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25%	.25% A
Net investment income	1.63%	.94%	1.52%	1.44% A
Supplemental Data
Net assets, end of period (in millions)	$ 106	$ 114	$ 134	$ 5

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period January 17, 2002 (commencement of sale of shares) to March 31, 2002.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

Money Market Portfolio - Select Class

Years ended March 31,	2005	2004	2003	2002 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.015	.010	.015	.004
Distributions from net investment income	(.015)	(.010)	(.015)	(.004)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.53%	.98%	1.54%	.38%
Ratios to Average Net Assets E
Expenses before expense reductions	.28%	.28%	.28%	.27% A
Expenses net of voluntary waivers, if any	.23%	.23%	.23%	.23% A
Expenses net of all reductions	.23%	.23%	.23%	.23% A
Net investment income	1.45%	.98%	1.53%	1.90% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,279	$ 161,505	$ 24,271	$ 100

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period January 17, 2002 (commencement of sale of shares) to March 31, 2002.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

Appendix - continued

Tax-Exempt Portfolio - Select Class

Years ended March 31,	2005	2004	2003	2002 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.012	.008	.012	.003
Net realized and unrealized gain (loss) F	-	-	-	-
Total from investment operations	.012	.008	.012	.003
Distributions from net investment income	(.012)	(.008)	(.012)	(.003)
Distributions from net realized gain	- F	- F	-	-
Total distributions	(.012)	(.008)	(.012)	(.003)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.25%	.84%	1.24%	.26%
Ratios to Average Net Assets E
Expenses before expense reductions	.28%	.28%	.29%	.28% A
Expenses net of voluntary waivers, if any	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.23%	.24%	.24%	.23% A
Net investment income	1.23%	.83%	1.23%	1.32% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 71,516	$ 61,925	$ 103,950	$ 100

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period January 17, 2002 (commencement of sale of shares) to March 31, 2002.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

Prospectus

Notes

Notes

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the funds. A description of each fund's policies and procedures for disclosing its holdings is available in the funds' SAI and on Fidelity's web sites. The SAI also includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports also include additional information.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at www.advisor.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-03320

Fidelity and Fidelity Investments & (Pyramid) Design are registered trademarks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

1.765117.106 IMMSC-pro-0505

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fidelity®

Institutional Money Market

Funds

Class I

Treasury Only Portfolio

(Fund 680, CUSIP 233809300)

Treasury Portfolio

(Fund 695, CUSIP 316175504)

Government Portfolio

(Fund 057, CUSIP 316175108)

Prime Money Market Portfolio

(Fund 690, CUSIP 316175405)

Money Market Portfolio

(Fund 059, CUSIP 316175207)

Tax-Exempt Portfolio

(Fund 056, CUSIP 316176106)

Prospectus

May 29, 2005

Revised

September 28, 2005

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Fee Table
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Exchanging Shares
	<Click Here>	Account Features and Policies
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights

Prospectus

Fund Summary

Investment Summary

Investment Objective

Treasury Only Portfolio seeks as high a level of current income as is consistent with the security of principal and liquidity.

Principal Investment Strategies

  Normally investing at least 80% of assets in U.S. Treasury securities.
  Normally investing in securities whose interest is exempt from state and local income taxes.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Objective

Treasury Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Principal Investment Strategies

  Normally investing at least 80% of assets in U.S. Treasury securities and repurchase agreements for those securities.
  Generally maintaining a dollar-weighted average maturity at 60 days or less.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Prospectus

Fund Summary - continued

Investment Objective

Government Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Principal Investment Strategies

  Normally investing at least 80% of assets in U.S. Government securities and repurchase agreements for those securities.
  Investing in U.S. Government securities issued by entities that are chartered or sponsored by Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury.
  Potentially entering into reverse repurchase agreements.
  Generally maintaining a dollar-weighted average maturity at 60 days or less.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Objective

Prime Money Market Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Principal Investment Strategies

  Investing in U.S. dollar-denominated money market securities of domestic and foreign issuers rated in the highest category by at least two nationally recognized rating services, U.S. Government securities, and repurchase agreements.
  Potentially entering into reverse repurchase agreements.
  Investing more than 25% of total assets in the financial services industries.
  Generally maintaining a dollar-weighted average maturity at 60 days or less.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Foreign Exposure. Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.

Prospectus

  Financial Services Exposure. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Objective

Money Market Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Principal Investment Strategies

  Investing in U.S. dollar-denominated money market securities of domestic and foreign issuers rated in the highest category by at least two nationally recognized rating services or by one if only one rating service has rated a security, or, if unrated, determined to be of equivalent quality by Fidelity Management & Research Company (FMR), U.S. Government securities, and repurchase agreements.
  Potentially entering into reverse repurchase agreements.
  Investing more than 25% of total assets in the financial services industries.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Foreign Exposure. Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Financial Services Exposure. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Prospectus

Fund Summary - continued

Investment Objective

Tax-Exempt Portfolio seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

Principal Investment Strategies

  Normally investing in municipal money market securities rated in the highest category by at least one nationally recognized rating service or in one of the two highest categories by another rating service if rated by more than one, or, if unrated, determined to be of equivalent quality to the highest category by FMR.
  Normally not investing in any rated security that is rated in the second highest short-term rating category by Standard & Poor's® (S&P®) or Moody's® Investor Services (Moody's).
  Normally investing at least 80% of assets in municipal securities whose interest is exempt from federal income tax.
  Normally not investing in municipal securities whose interest is subject to federal income tax or in municipal securities whose interest is subject to the federal alternative minimum tax.
  Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.
  Generally maintaining a dollar-weighted average maturity at 60 days or less.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Foreign Exposure. Entities providing credit support or a maturity-shortening structure that are located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in each fund. The information illustrates the changes in each fund's performance from year to year, as represented by the performance of Class I. Returns are based on past results and are not an indication of future performance.

Prospectus

Year-by-Year Returns

Treasury Only Portfolio - Class I
Calendar Years	1995	1996	1997	1998	1999	2000	2001	2002	2003	2004
	5.68%	5.18%	5.30%	5.17%	4.75%	6.00%	4.09%	1.67%	0.97%	1.14%

During the periods shown in the chart for Class I of Treasury Only Portfolio:	Returns	Quarter ended
Highest Quarter Return	1.56%	December 31, 2000
Lowest Quarter Return	0.21%	March 31, 2004
Year-to-Date Return	0.52%	March 31, 2005
Treasury Portfolio - Class I
Calendar Years	1995	1996	1997	1998	1999	2000	2001	2002	2003	2004
	5.90%	5.32%	5.49%	5.39%	4.91%	6.21%	3.96%	1.63%	0.97%	1.17%

During the periods shown in the chart for Class I of Treasury Portfolio:	Returns	Quarter ended
Highest Quarter Return	1.60%	December 31, 2000
Lowest Quarter Return	0.21%	September 30, 2003
Year-to-Date Return	0.55%	March 31, 2005
Government Portfolio - Class I
Calendar Years	1995	1996	1997	1998	1999	2000	2001	2002	2003	2004
	5.95%	5.42%	5.54%	5.48%	5.10%	6.35%	4.14%	1.70%	1.03%	1.24%

During the periods shown in the chart for Class I of Government Portfolio:	Returns	Quarter ended
Highest Quarter Return	1.63%	September 30, 2000
Lowest Quarter Return	0.23%	March 31, 2004
Year-to-Date Return	0.56%	March 31, 2005
Prime Money Market Portfolio - Class I
Calendar Years	1995	1996	1997	1998	1999	2000	2001	2002	2003	2004
	5.98%	5.42%	5.58%	5.53%	5.20%	6.45%	4.16%	1.74%	1.06%	1.27%

During the periods shown in the chart for Class I of Prime Money Market Portfolio:	Returns	Quarter ended
Highest Quarter Return	1.65%	September 30, 2000
Lowest Quarter Return	0.24%	March 31, 2004
Year-to-Date Return	0.58%	March 31, 2005
Money Market Portfolio - Class I
Calendar Years	1995	1996	1997	1998	1999	2000	2001	2002	2003	2004
	6.02%	5.46%	5.62%	5.56%	5.22%	6.48%	4.19%	1.78%	1.08%	1.28%

During the periods shown in the chart for Class I of Money Market Portfolio:	Returns	Quarter ended
Highest Quarter Return	1.66%	September 30, 2000
Lowest Quarter Return	0.24%	September 30, 2003
Year-to-Date Return	0.55%	March 31, 2005
Tax-Exempt Portfolio - Class I
Calendar Years	1995	1996	1997	1998	1999	2000	2001	2002	2003	2004
	3.80%	3.40%	3.60%	3.40%	3.21%	4.07%	2.71%	1.38%	0.95%	1.09%

During the periods shown in the chart for Class I of Tax-Exempt Portfolio:	Returns	Quarter ended
Highest Quarter Return	1.06%	June 30, 2000
Lowest Quarter Return	0.20%	September 30, 2003
Year-to-Date Return	0.41%	March 31, 2005

Prospectus

Fund Summary - continued

Average Annual Returns

For the periods ended December 31, 2004	Past 1 year	Past 5 years	Past 10 years
Treasury Only Portfolio
Class I	1.14%	2.75%	3.98%
Treasury Portfolio
Class I	1.17%	2.77%	4.08%
Government Portfolio
Class I	1.24%	2.87%	4.18%
Prime Money Market Portfolio
Class I	1.27%	2.91%	4.22%
Money Market Portfolio
Class I	1.28%	2.94%	4.25%
Tax-Exempt Portfolio
Class I	1.09%	2.03%	2.75%

If FMR were to reimburse certain expenses, returns would be higher during these periods.

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Class I shares of a fund. The annual class operating expenses provided below for Class I of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, and Money Market Portfolio do not reflect the effect of any expense reimbursements during the period. The annual class operating expenses provided below for Class I of Tax-Exempt Portfolio do not reflect the effect of any expense reimbursements or reduction of certain expenses during the period.

Shareholder fees (paid by the investor directly)

Class I
Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None

Prospectus

Annual operating expenses (paid from class assets)

		Class I
Treasury Only Portfolio	Management fee	0.20%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.04%
	Total annual class operating expensesA	0.24%
Treasury Portfolio	Management fee	0.20%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.03%
	Total annual class operating expensesA	0.23%
Government Portfolio	Management fee	0.20%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.03%
	Total annual class operating expensesA	0.23%
Prime Money Market Portfolio	Management fee	0.20%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.03%
	Total annual class operating expensesA	0.23%
Money Market Portfolio	Management fee	0.20%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.03%
	Total annual class operating expensesA	0.23%
Tax-Exempt Portfolio	Management fee	0.20%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.03%
	Total annual class operating expensesA	0.23%

A FMR has voluntarily agreed to reimburse Class I of each fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and 12b-1 fees), as a percentage of its average net assets, exceed 0.20% (0.18% for Money Market Portfolio). These arrangements may be discontinued by FMR at any time.

This example helps you compare the cost of investing in the funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that Class I's annual return is 5% and that your shareholder fees and Class I's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Prospectus

Fund Summary - continued

Class I
Treasury Only Portfolio	1 year	$ 25
	3 years	$ 77
	5 years	$ 135
	10 years	$ 306
Treasury Portfolio	1 year	$ 24
	3 years	$ 74
	5 years	$ 130
	10 years	$ 293
Government Portfolio	1 year	$ 24
	3 years	$ 74
	5 years	$ 130
	10 years	$ 293
Prime Money Market Portfolio	1 year	$ 24
	3 years	$ 74
	5 years	$ 130
	10 years	$ 293
Money Market Portfolio	1 year	$ 24
	3 years	$ 74
	5 years	$ 130
	10 years	$ 293
Tax-Exempt Portfolio	1 year	$ 24
	3 years	$ 74
	5 years	$ 130
	10 years	$ 293

Through arrangements with Tax-Exempt Portfolio's custodian, transfer agent, and pricing and bookkeeping agent, credits realized as a result of uninvested cash balances are used to reduce custodian, transfer agent, and pricing and bookkeeping expenses. Including these reductions, the total Class I operating expenses, after reimbursement, would have been 0.18% for Tax-Exempt Portfolio.

Prospectus

Fund Basics

Investment Details

Investment Objective

Treasury Only Portfolio seeks as high a level of current income as is consistent with the security of principal and liquidity.

Principal Investment Strategies

FMR normally invests at least 80% of the fund's assets in U.S. Treasury securities. FMR does not enter into repurchase agreements or reverse repurchase agreements for the fund. FMR normally invests the fund's assets in securities whose interest is specifically exempt from state and local income taxes under federal law; such interest is not exempt from federal income tax.

In buying and selling securities for the fund, FMR complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

Investment Objective

Treasury Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Principal Investment Strategies

FMR normally invests at least 80% of the fund's assets in U.S. Treasury securities and repurchase agreements for those securities. FMR does not enter into reverse repurchase agreements for the fund.

FMR generally intends to maintain the fund's dollar-weighted average maturity at 60 days or less.

In buying and selling securities for the fund, FMR complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

Investment Objective

Government Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Principal Investment Strategies

FMR normally invests at least 80% of the fund's assets in U.S. Government securities and repurchase agreements for those securities. Certain issuers of U.S. Government securities are sponsored or chartered by Congress but their securities are neither issued nor guaranteed by the U.S. Treasury. FMR also may enter into reverse repurchase agreements for the fund.

FMR generally intends to maintain the fund's dollar-weighted average maturity at 60 days or less.

In buying and selling securities for the fund, FMR complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

Prospectus

Fund Basics - continued

Investment Objective

Prime Money Market Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Principal Investment Strategies

FMR invests the fund's assets in U.S. dollar-denominated money market securities of domestic and foreign issuers rated in the highest category by at least two nationally recognized rating services, U.S. Government securities, and repurchase agreements. FMR also may enter into reverse repurchase agreements for the fund.

FMR will invest more than 25% of the fund's total assets in the financial services industries.

FMR generally intends to maintain the fund's dollar-weighted average maturity at 60 days or less.

In buying and selling securities for the fund, FMR complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

Investment Objective

Money Market Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Principal Investment Strategies

FMR invests the fund's assets in the highest-quality U.S. dollar-denominated money market securities of domestic and foreign issuers, U.S. Government securities, and repurchase agreements. FMR also may enter into reverse repurchase agreements for the fund. Securities are "highest-quality" if rated in the highest category by at least two nationally recognized rating services or by one if only one rating service has rated a security, or, if unrated, determined to be of equivalent quality by FMR.

FMR will invest more than 25% of the fund's total assets in the financial services industries.

In buying and selling securities for the fund, FMR complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

Investment Objective

Tax-Exempt Portfolio seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

Principal Investment Strategies

FMR normally invests the fund's assets in the highest-quality municipal money market securities. Securities are "highest-quality" if rated in the highest category by at least one nationally recognized rating service and in one of the two highest categories by another rating service if rated by more than one, or, if unrated, determined to be of equivalent quality to the highest category by FMR. FMR does not currently intend to invest the fund's assets in any rated security that is rated in the second highest short-term rating category by S&P or Moody's.

Prospectus

FMR normally invests at least 80% of the fund's assets in municipal securities whose interest is exempt from federal income tax. FMR does not currently intend to invest the fund's assets in municipal securities whose interest is subject to federal income tax or in municipal securities whose interest is subject to the federal alternative minimum tax.

FMR may invest more than 25% of the fund's total assets in municipal securities that finance similar projects, such as those relating to education, health care, transportation, and utilities.

FMR generally intends to maintain the fund's dollar-weighted average maturity at 60 days or less.

In buying and selling securities for the fund, FMR complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR may invest the fund's assets in municipal money market securities by investing in other funds. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

Description of Principal Security Types

Money market securities are high-quality, short-term securities that pay a fixed, variable, or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features, which have the effect of shortening the security's maturity. Taxable money market securities include bank certificates of deposit, bankers' acceptances, bank time deposits, notes, commercial paper and U.S. Government securities. Municipal money market securities include variable rate demand notes, commercial paper, and municipal notes.

U.S. Government securities are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security. Certain issuers of U.S. Government securities, including Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are sponsored or chartered by Congress but their securities are neither issued nor guaranteed by the U.S. Treasury.

Municipal securities are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance.

Prospectus

Fund Basics - continued

A repurchase agreement is an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed-upon price.

Principal Investment Risks

Many factors affect each fund's performance. A fund's yield will change daily based on changes in interest rates and other market conditions. Although each fund is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of a fund's investments could cause the fund's share price to decrease. It is important to note that neither the funds' share prices nor their yields are guaranteed by the U.S. Government.

The following factors can significantly affect a fund's performance:

Municipal Market Volatility. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation, and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Interest Rate Changes. Money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. Short-term securities tend to react to changes in short-term interest rates.

Foreign Exposure. Issuers located in foreign countries and entities providing credit support or a maturity-shortening structure that are located in foreign countries can involve increased risks. Extensive public information about the issuer or provider may not be available and unfavorable political, economic, or governmental developments could affect the value of the security.

Financial Services Exposure. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the financial services sector can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can affect a security's or instrument's credit quality or value. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service (IRS) determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value. In addition, if the structure of a security fails to function as intended, interest from the security could become taxable or the security could decline in value.

Prospectus

Generally, Tax-Exempt Portfolio purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax and from the federal alternative minimum tax. Neither FMR nor Tax-Exempt Portfolio guarantees that this opinion is correct, and there is no assurance that the IRS will agree with bond counsel's opinion. Issuers or other parties generally enter into covenants requiring continuing compliance with federal tax requirements to preserve the tax-free status of interest payments over the life of the security. If at any time the covenants are not complied with, or if the IRS otherwise determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. For certain types of structured securities, the tax status of the pass-through of tax-free income may also be based on the federal tax treatment of the structure.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for Tax-Exempt Portfolio for defensive purposes. If FMR does so, different factors could affect Tax-Exempt Portfolio's performance, and the fund could distribute income subject to federal income tax.

Fundamental Investment Policies

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

Treasury Only Portfolio seeks as high a level of current income as is consistent with the security of principal and liquidity, and to maintain a constant net asset value per share (NAV) of $1.00.

Treasury Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Government Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Prime Money Market Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Money Market Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Prospectus

Fund Basics - continued

Tax-Exempt Portfolio seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with liquidity and stability of principal. The fund normally invests at least 80% of its assets in municipal securities whose interest is exempt from federal income tax.

Shareholder Notice

The following policies are subject to change only upon 60 days' prior notice to shareholders:

Treasury Only Portfolio normally invests at least 80% of its assets in U.S. Treasury securities.

Treasury Portfolio normally invests at least 80% of its assets in U.S. Treasury securities and repurchase agreements for those securities.

Government Portfolio normally invests at least 80% of its assets in U.S. Government securities and repurchase agreements for those securities.

Valuing Shares

The funds are open for business each day that the New York Stock Exchange (NYSE) is open. Each fund is also open for business on Good Friday.

A class's NAV is the value of a single share. Fidelity normally calculates Class I's NAV each business day as of the times indicated in the following table. However, NAV may be calculated earlier as permitted by the Securities and Exchange Commission (SEC). Each fund's assets are valued as of these times for the purpose of computing Class I's NAV.

Fund	NAV Calculation Times (Eastern Time)
Treasury Only Portfolio	4:00 p.m.
Treasury Portfolio	4:00 p.m. and 5:00 p.m.
Government Portfolio	4:00 p.m. and 5:00 p.m.
Prime Money Market Portfolio	4:00 p.m. and 5:00 p.m.
Money Market Portfolio	4:00 p.m. and 5:00 p.m.
Tax-Exempt Portfolio	4:00 p.m.

To the extent that each fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

Each fund's assets are valued on the basis of amortized cost.

Prospectus

Shareholder Information

Buying and Selling Shares

General Information

For account, product, and service information, please call your Fidelity client services representative or 1-877-208-0098 (8:30 a.m. - 7:00 p.m. Eastern time, Monday through Friday).

Please use the following addresses:

Buying or Selling Shares

Fidelity Investments
P.O. Box 770002
Cincinnati, OH 45277-0081

Overnight Express
Fidelity Investments
100 Crosby Parkway
Covington, KY 41015

You may buy or sell Class I shares of the funds through a retirement account or an investment professional. When you invest through a retirement account or an investment professional, the procedures for buying, selling, and exchanging Class I shares of a fund and the account features and policies may differ. Additional fees may also apply to your investment in Class I shares of a fund, including a transaction fee if you buy or sell Class I shares of the fund through a broker or other investment professional.

Certain methods of contacting Fidelity, such as by telephone, may be unavailable or delayed (for example, during periods of unusual market activity).

The different ways to set up (register) your account with Fidelity are listed in the following table.

Ways to Set Up Your Account
Individual or Joint Tenant For your general investment needs
Retirement For tax-advantaged retirement savings
Traditional Individual Retirement Accounts (IRAs)
Roth IRAs
Rollover IRAs
401(k) Plans and certain other 401(a)-qualified plans
 SIMPLE IRA
Simplified Employee Pension Plans (SEP-IRAs)
Salary Reduction SEP-IRAs (SARSEPs)
Gifts or Transfers to a Minor (UGMA, UTMA)  To invest for a child's education or other future needs
Trust  For money being invested by a trust
Business or Organization  For investment needs of corporations, associations, partnerships, or other groups

Frequent purchases and sales of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to a fund (such as spreads paid to dealers who sell money market instruments to a fund) and disrupting portfolio management strategies. However, FMR anticipates that shareholders will purchase and sell fund shares frequently because each fund is designed to offer investors a liquid cash option. Accordingly, the Board of Trustees has not adopted policies and procedures designed to discourage excessive or short-term trading of fund shares and each fund accommodates frequent trading.

Prospectus

Shareholder Information - continued

Each fund has no limit on purchase or exchange transactions. Each fund reserves the right, but does not have the obligation, to reject any purchase or exchange transaction at any time. In addition, FMR reserves the right to impose restrictions on purchases or exchanges at any time or conditions that are more restrictive on disruptive, excessive, or short-term trading than those that are otherwise stated in this prospectus.

Buying Shares

The price to buy one share of Class I is the class's NAV. Class I shares are sold without a sales charge.

Your shares will be bought at the next NAV calculated after your order is received in proper form.

It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.

A fund may reject for any reason, or cancel as permitted or required by law, any purchase orders, including exchanges.

For example, a fund may reject any purchase orders, including exchanges, from market timers or investors that, in FMR's opinion, may be disruptive to that fund.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

When you place an order to buy shares, note the following:

  You are advised to place your trades as early in the day as possible and to provide Fidelity with advance notice of large purchases.
  All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
  Fidelity does not accept cash.
  When making a purchase with more than one check, each check must have a value of at least $50.
  Fidelity reserves the right to limit the number of checks processed at one time.
  If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.
  If when you place your wire purchase order you indicate that Fidelity will receive your wire that day, your wire must be received in proper form by Fidelity at the applicable fund's designated wire bank before the close of the Federal Reserve Wire System on the day of purchase.
  Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Shares can be bought or sold through investment professionals using an automated order placement and settlement system that guarantees payment for orders on a specified date.

Minimums
To Open an Account	$1,000,000A
Minimum Balance	$1,000,000

A The minimum initial investment of $1 million may be waived if your aggregate balance in the Fidelity Institutional Money Market Funds is greater than $10 million. Please contact Fidelity for more information regarding this waiver.

Prospectus

Key Information
Phone

To Open an Account

  Exchange from the same class of any fund offered through this prospectus, or from another Fidelity fund. Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-877-208-0098.

To Add to an Account

  Exchange from the same class of any fund offered through this prospectus, or from another Fidelity fund. Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-877-208-0098.
  Use Fidelity Money Line® to transfer from your bank account. Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-877-208-0098.

Mail Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081

To Open an Account

  Complete and sign the application. Make your check payable to the complete name of the fund and note the applicable class. Mail to your investment professional or, if you trade directly through Fidelity, to the address at left.
  Exchange from the same class of any fund offered through this prospectus, or from another Fidelity fund. Send a letter of instruction to your investment professional or to the address at left, including your name, the funds' names, the applicable class names, the fund account numbers, and the dollar amount or number of shares to be exchanged.

To Add to an Account

  Exchange from the same class of any fund offered through this prospectus, or from another Fidelity fund. Send a letter of instruction to your investment professional or to the address at left, including your name, the funds' names, the applicable class names, the fund account numbers, and the dollar amount or number of shares to be exchanged.

In Person

To Open an Account

  Bring your application and check or wire instructions to your investment professional.

To Add to an Account

  Bring your check or wire instructions to your investment professional.

Wire

To Open an Account

  Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-877-208-0098 to set up your account and to arrange a wire transaction.
  Wire to: The Bank of New York, Bank Routing #021000018, Account #8900118245.
  Specify the complete name of the fund, note the applicable class, and include your new fund account number and your name.

To Add to an Account

  Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-877-208-0098.
  Wire to: The Bank of New York, Bank Routing #021000018, Account #8900118245.
  Specify the complete name of the fund, note the applicable class, and include your fund account number and your name.

Selling Shares

The price to sell one share of Class I is the class's NAV.

Your shares will be sold at the next NAV calculated after your order is received in proper form. Normally, Fidelity will process wire redemptions on the same business day, provided your redemption wire request is received in proper form by Fidelity before the NAV is calculated on that day. All other redemptions will normally be processed by the next business day.

Prospectus

Shareholder Information - continued

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

  The address on your account (record address) has changed within the last 15 or 30 days, depending on your account, and you wish to sell $10,000 or more of shares;
  You are requesting that a check be mailed to a different address than the record address;
  The redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  If you are selling some but not all of your shares, leave at least $1,000,000 worth of shares in the account to keep it open, except accounts not subject to account minimums.
  You are advised to place your trades as early in the day as possible and to provide Fidelity with advance notice of large redemptions.
  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.
  Although redemptions will normally be processed on the same business day, under certain circumstances redemptions may be postponed or suspended as permitted pursuant to Section 22(e) of the Investment Company Act of 1940 (1940 Act). Generally under that section, redemptions may be postponed or suspended if (i) the NYSE is closed for trading (other than weekends or holidays) or trading is restricted, (ii) an emergency exists which makes the dispatch of securities owned by a fund or the fair determination of the value of the fund's net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption.
  Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of a fund.
  If you sell shares by writing a check, if available, and the amount of the check is greater than the value of your account, your check will be returned to you and you may be subject to additional charges.
  You will not receive interest on amounts represented by uncashed redemption checks.
  Unless otherwise instructed, Fidelity will send a check to the record address.
  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

To sell shares issued with certificates, call Fidelity for instructions. Each fund no longer issues share certificates.

Prospectus

Key Information
Phone
  Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-877-208-0098 to initiate a wire transaction or to request a check for your redemption.
  Use Fidelity Money Line to transfer to your bank account. Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-877-208-0098.
  Exchange to the same class of another fund offered through this prospectus. Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-877-208-0098.

Mail Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081

Individual, Joint Tenants, Sole Proprietorship, UGMA/UTMA

  Send a letter of instruction to your investment professional or, if you trade directly through Fidelity, to the address at left, including your name, the fund's name, the class name, your fund account number, and the dollar amount or number of shares to be sold. The letter of instruction must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

Retirement Account

  The account owner should complete a retirement distribution form. Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-877-208-0098 to request one.

Trusts

  Send a letter of instruction to your investment professional or, if you trade directly through Fidelity, to the address at left, including the trust's name, the fund's name, the class name, the trust's fund account number, and the dollar amount or number of shares to be sold. The trustee must sign the letter of instruction indicating capacity as trustee. If the trustee's name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

Business or Organization

  Send a letter of instruction to your investment professional or, if you trade directly through Fidelity, to the address at left, including the firm's name, the fund's name, the class name, the firm's fund account number, and the dollar amount or number of shares to be sold. At least one person authorized by corporate resolution to act on the account must sign the letter of instruction.
  Include a corporate resolution with corporate seal or a signature guarantee.

Executor, Administrator, Conservator, Guardian

  Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or1-877-208-0098 for instructions.

In Person

Individual, Joint Tenants, Sole Proprietorship, UGMA/UTMA

  Bring a letter of instruction to your investment professional. The letter of instruction must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

Retirement Account

  The account owner should complete a retirement distribution form. Visit your investment professional to request one.

Trusts

  Bring a letter of instruction to your investment professional. The trustee must sign the letter of instruction indicating capacity as trustee. If the trustee's name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

Business or Organization

  Bring a letter of instruction to your investment professional. At least one person authorized by corporate resolution to act on the account must sign the letter of instruction.
  Include a corporate resolution with corporate seal or a signature guarantee.

Executor, Administrator, Conservator, Guardian

  Visit your investment professional for instructions.

Prospectus

Shareholder Information - continued

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a Class I shareholder you have the privilege of exchanging Class I shares of a fund for Class I shares of another fund offered through this prospectus or for shares of other Fidelity funds.

However, you should note the following policies and restrictions governing exchanges:

  Each fund may refuse any exchange purchase for any reason. For example, each fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Before exchanging into a fund or class, read its prospectus.
  The fund or class you are exchanging into must be available for sale in your state.
  Exchanges may have tax consequences for you.
  Currently, there is no limit on the number of exchanges out of a fund.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The funds may terminate or modify the exchange privilege in the future.

Other funds may have different exchange restrictions, and may impose trading fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

Account Features and Policies

Features

The following features are available to buy and sell shares of the funds.

Prospectus

Wire To purchase and sell shares via the Federal Reserve Wire System.
  You must sign up for the wire feature before using it. Complete the appropriate section on the application when opening your account.
  Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-877-208-0098 before your first use to verify that this feature is set up on your account.
  To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.
  To change the bank account designated to receive redemption proceeds at any time prior to making a redemption request, you should send a letter of instruction, including a signature guarantee, to your investment professional or, if you trade directly through Fidelity, to the address found in "General Information."

Fidelity Money Line To transfer money between your bank account and your fund account.
  You must sign up for the Fidelity Money Line feature before using it. Complete the appropriate section on the application and then call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-877-208-0098 before your first use to verify that this feature is set up on your account.
  Minimum transaction: $100
  Maximum transaction: $100,000

Policies

The following policies apply to you as a shareholder.

Statements and reports that Fidelity sends to you include the following:

  Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund).
  Monthly or quarterly account statements (detailing account balances and all transactions completed during the prior month or quarter).
  Financial reports (every six months).

To reduce expenses, only one copy of most financial reports and prospectuses may be mailed, even if more than one person in a household holds shares of a fund. Call Fidelity at 1-877-208-0098 if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, call Fidelity at 1-877-208-0098.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

Prospectus

Shareholder Information - continued

When you sign your account application, you will be asked to certify that your social security or taxpayer identification number (TIN) is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold an amount subject to the applicable backup withholding rate from your taxable distributions and redemptions.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

If your account balance falls below $1,000,000 for any reason, including solely due to declines in NAV, you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity may close your account and send the proceeds to you. Your shares will be sold at the NAV on the day your account is closed. Accounts not subject to account minimums will not be closed for failure to maintain a minimum balance.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

Each fund earns interest, dividends, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund may also realize capital gains from its investments, and distributes these gains (less losses), if any, to shareholders as capital gain distributions.

Distributions you receive from each fund consist primarily of dividends. Each fund normally declares dividends daily and pays them monthly.

Dividends declared for each of Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, and Money Market Portfolio are based on estimates of income for the fund. Actual income may differ from estimates, and differences, if any, will be included in the calculation of subsequent dividends.

You may request to have dividends relating to Class I shares redeemed from an account closed during the month paid when the account is closed. Each fund reserves the right to limit this service.

Earning Dividends

Shares purchased by a wire order prior to 12:00 noon Eastern time for Tax-Exempt Portfolio, prior to 2:00 p.m. Eastern time for Treasury Only Portfolio, or prior to 5:00 p.m. Eastern time for Treasury Portfolio , Government Portfolio, Prime Money Market Portfolio and Money Market Portfolio, with receipt of the wire in proper form before the close of the Federal Reserve Wire System on that day, generally begin to earn dividends on the day of purchase.

Prospectus

Shares purchased by all other orders begin to earn dividends on the first business day following the day of purchase.

However, on any day that the principal bond markets close early (as recommended by the Bond Market Association) or the Federal Reserve Bank of New York (New York Fed) closes early, a class may advance the time on that day by which wire purchase orders must be placed so that shares earn dividends on the day of purchase. In addition, on any day that the principal bond markets do not open (as recommended by the Bond Market Association) or the New York Fed or the NYSE does not open, shares begin to earn dividends on the first business day following the day of purchase.

Shares redeemed by a wire order prior to 12:00 noon Eastern time for Tax-Exempt Portfolio, prior to 2:00 p.m. Eastern time for Treasury Only Portfolio, or prior to 5:00 p.m. Eastern time for Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio and Money Market Portfolio generally earn dividends through the day prior to the day of redemption.

However, on any day that the principal bond markets close early (as recommended by the Bond Market Association) or the New York Fed closes early, a class may set a time after which shares redeemed by wire order earn dividends until, but not including, the next business day following the day of redemption. On any day that the principal bond markets do not open (as recommended by the Bond Market Association) or the New York Fed or the NYSE does not open, shares earn dividends until, but not including, the next business day following the day of redemption.

Good Friday will not be considered a business day for purposes of exchanges into or out of any fund that is not open for business that day.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available for Class I:

1. Reinvestment Option. Your dividends and capital gain distributions, if any, will be automatically reinvested in additional Class I shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.

2. Cash Option. Your dividends and capital gain distributions, if any, will be paid in cash.

Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, contact your investment professional directly or call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

Prospectus

Shareholder Information - continued

Tax Consequences

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Distributions you receive from Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, and Money Market Portfolio are subject to federal income tax, and may also be subject to state or local taxes.

The municipal fund seeks to earn income and pay dividends exempt from federal income tax.

Income exempt from federal income tax may be subject to state or local tax. A portion of the dividends you receive from the municipal fund may be subject to federal and state income taxes and also may be subject to the federal alternative minimum tax. You may also receive taxable distributions attributable to the municipal fund's sale of municipal bonds.

For federal tax purposes, certain of each fund's distributions, including Treasury Only Portfolio's, Treasury Portfolio's, Government Portfolio's, Prime Money Market Portfolio's, and Money Market Portfolio's dividends and each fund's distributions of short-term capital gains and gains on the sale of bonds characterized as market discount, are taxable to you as ordinary income. Because each taxable fund's income is primarily derived from interest, dividends from each taxable fund generally will not qualify for the long-term capital gains tax rates available to individuals. Each fund's distributions of long-term capital gains, if any, are taxable to you generally as capital gains for federal tax purposes.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option. If you elect to receive distributions in cash, you will receive certain December distributions in January, but those distributions will be taxable as if you received them on December 31.

Prospectus

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is each fund's manager. The address of FMR and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

As of March 31, 2005, FMR had approximately $9.1 billion in discretionary assets under management.

As the manager, FMR has overall responsibility for directing each fund's investments and handling its business affairs.

Affiliates assist FMR with foreign investments:

  Fidelity International Investment Advisors (FIIA), at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, serves as a sub-adviser for each fund. As of September 28, 2004, FIIA had approximately $17.9 billion in discretionary assets under management. For each fund, FIIA may provide investment research and advice on issuers based outside the United States, and in particular, will make minimal credit risk and comparable quality determinations for foreign issuers that issue U.S. dollar-denominated securities.
  Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L), at 25 Cannon Street, London, EC4M 5TA, England, serves as a sub-adviser for each fund. As of September 28, 2004, FIIA(U.K.)L had approximately $10.7 billion in discretionary assets under management. For each fund, FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States, and in particular, will make minimal credit risk and comparable quality determinations for foreign issuers that issue U.S. dollar-denominated securities.

Fidelity Investments Money Management, Inc. (FIMM), at One Spartan Way, Merrimack, New Hampshire 03054, serves as a sub-adviser for each fund. FIMM has day-to-day responsibility for choosing investments for each fund.

FIMM is an affiliate of FMR. As of March 31, 2005, FIMM had approximately $275.2 billion in discretionary assets under management.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Each fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month.

Each fund's annual management fee rate is 0.20% of its average net assets.

Prospectus

Fund Services - continued

For the fiscal year ended March 31, 2005, Money Market Portfolio paid a management fee of 0.18% of the fund's average net assets, after reimbursement.

FMR pays FIMM for providing sub-advisory services. FIMM pays FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L.

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.

As of March 31, 2005, approximately 45.52% of Money Market Portfolio's total outstanding shares were held by FMR affiliates.

Fund Distribution

Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

Fidelity Distributors Corporation (FDC) distributes Class I's shares.

Intermediaries, such as banks, broker-dealers, and other service-providers, may receive from FMR, FDC and/or their affiliates compensation for their services intended to result in the sale of shares of the fund. This compensation may take the form of:

  payments for additional distribution-related activities and/or shareholder services payments for educational seminars and training, including seminars sponsored by FMR or an affiliate, or by an intermediary

These payments are described in more detail on the following pages and in the statement of additional information (SAI).

Class I of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Class I shares and/or shareholder support services. FMR, directly or through FDC, may pay significant amounts to intermediaries, such as banks, broker-dealers, and other service-providers, that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Class I.

In addition, each plan specifically recognizes that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Class I shares and/or shareholder support services, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Class I. The SAI contains further details about these payments made by FMR, FDC and their affiliates and the services provided by certain intermediaries. Please speak with your investment professional to learn more about any payments his or her firm may receive from FMR, FDC and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

Prospectus

If payments made by FMR to FDC or to intermediaries under a Distribution and Service Plan were considered to be paid out of Class I's assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

If mutual fund sponsors and their affiliates make distribution and/or non-distribution related payments in varying amounts, certain intermediaries and investment professionals that receive these payments may have an incentive to recommend one mutual fund or one share class over another.

In addition, the fund's transfer agent or an affiliate may also make payments and reimbursements from their own resources to intermediaries for performing recordkeeping and administrative services that the funds' transfer agent or an affiliate would otherwise have to perform directly. These payments are not charged to a fund and do not directly increase a fund's total expenses. Please see "Transfer and Service Agent Agreements" in the SAI for more information.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights tables are intended to help you understand Class I's financial history for the past 5 years. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report, along with each fund's financial highlights and financial statements, is included in each fund's annual report. A free copy of each annual report is available upon request.

Treasury Only Portfolio - Class I

Years ended March 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.014	.009	.015	.031	.059
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	.014	.009	.015	.031	.059
Distributions from net investment income	(.014)	(.009)	(.015)	(.031)	(.059)
Distributions from net realized gain	- C	-	-	-	-
Total distributions	(.014)	(.009)	(.015)	(.031)	(.059)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.45%	.89%	1.50%	3.14%	6.03%
Ratios to Average Net Assets B
Expenses before expense reductions	.24%	.24%	.24%	.24%	.25%
Expenses net of voluntary waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income	1.43%	.89%	1.48%	3.00%	5.87%
Supplemental Data
Net assets, end of period (in millions)	$ 835	$ 982	$ 1,175	$ 1,199	$ 1,054

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

Prospectus

Appendix - continued

Treasury Portfolio - Class I

Years ended March 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.015	.009	.015	.030	.061
Distributions from net investment income	(.015)	(.009)	(.015)	(.030)	(.061)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.50%	.91%	1.47%	3.00%	6.22%
Ratios to Average Net Assets B
Expenses before expense reductions	.23%	.23%	.23%	.23%	.24%
Expenses net of voluntary waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income	1.48%	.90%	1.46%	2.93%	6.03%
Supplemental Data
Net assets, end of period (in millions)	$ 5,348	$ 4,567	$ 5,082	$ 4,400	$ 5,152

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Government Portfolio - Class I

Years ended March 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.016	.010	.015	.031	.062
Distributions from net investment income	(.016)	(.010)	(.015)	(.031)	(.062)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.58%	.97%	1.53%	3.16%	6.34%
Ratios to Average Net Assets B
Expenses before expense reductions	.23%	.23%	.23%	.23%	.26%
Expenses net of voluntary waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income	1.53%	.98%	1.52%	3.06%	6.13%
Supplemental Data
Net assets, end of period (in millions)	$ 5,590	$ 6,024	$ 7,928	$ 8,604	$ 9,141

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

Prime Money Market Portfolio - Class I

Years ended March 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.016	.010	.016	.031	.062
Distributions from net investment income	(.016)	(.010)	(.016)	(.031)	(.062)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.62%	1.00%	1.56%	3.17%	6.43%
Ratios to Average Net Assets B
Expenses before expense reductions	.23%	.23%	.23%	.23%	.25%
Expenses net of voluntary waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income	1.68%	.99%	1.57%	3.14%	6.21%
Supplemental Data
Net assets, end of period (in millions)	$ 8,158	$ 6,153	$ 4,434	$ 6,782	$ 6,829

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Money Market Portfolio - Class I

Years ended March 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.016	.010	.016	.032	.063
Distributions from net investment income	(.016)	(.010)	(.016)	(.032)	(.063)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.58%	1.03%	1.59%	3.20%	6.47%
Ratios to Average Net Assets B
Expenses before expense reductions	.23%	.23%	.22%	.23%	.24%
Expenses net of voluntary waivers, if any	.18%	.18%	.18%	.18%	.18%
Expenses net of all reductions	.18%	.18%	.18%	.18%	.18%
Net investment income	1.50%	1.03%	1.58%	3.13%	6.26%
Supplemental Data
Net assets, end of period (in millions)	$ 11,389	$ 18,841	$ 16,325	$ 17,038	$ 19,337

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

Appendix - continued

Tax-Exempt Portfolio - Class I

Years ended March 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.013	.009	.013	.022	.039
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	.013	.009	.013	.022	.039
Distributions from net investment income	(.013)	(.009)	(.013)	(.022)	(.039)
Distributions from net realized gain	- C	- C	-	-	-
Total distributions	(.013)	(.009)	(.013)	(.022)	(.039)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.30%	.89%	1.30%	2.22%	4.02%
Ratios to Average Net Assets B
Expenses before expense reductions	.23%	.23%	.24%	.23%	.25%
Expenses net of voluntary waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.18%	.19%	.19%	.18%	.19%
Net investment income	1.28%	.88%	1.28%	2.10%	3.93%
Supplemental Data
Net assets, end of period (in millions)	$ 4,041	$ 4,044	$ 3,337	$ 2,753	$ 1,852

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

Prospectus

Notes

Notes

Notes

Notes

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the funds. A description of each fund's policies and procedures for disclosing its holdings is available in the funds' SAI and on Fidelity's web sites. The SAI also includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports also include additional information.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at www.advisor.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-03320

Fidelity and Fidelity Investments & (Pyramid) Design are registered trademarks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

1.702218.109 IMMI-pro-0505

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fidelity®

Institutional Money Market

Funds

Class II

Treasury Only Portfolio

(Fund 542, CUSIP 233809805)

Treasury Portfolio

(Fund 600, CUSIP 316175835)

Government Portfolio

(Fund 604, CUSIP 316175850)

Prime Money Market Portfolio

(Fund 692, CUSIP 316175868)

Money Market Portfolio

(Fund 541, CUSIP 316175843)

Tax-Exempt Portfolio

(Fund 544, CUSIP 316176205)

Prospectus

May 29, 2005

Revised

September 28, 2005

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Fee Table
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Exchanging Shares
	<Click Here>	Account Features and Policies
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights

Prospectus

Fund Summary

Investment Summary

Investment Objective

Treasury Only Portfolio seeks as high a level of current income as is consistent with the security of principal and liquidity.

Principal Investment Strategies

  Normally investing at least 80% of assets in U.S. Treasury securities.
  Normally investing in securities whose interest is exempt from state and local income taxes.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Objective

Treasury Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Principal Investment Strategies

  Normally investing at least 80% of assets in U.S. Treasury securities and repurchase agreements for those securities.
  Generally maintaining a dollar-weighted average maturity at 60 days or less.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Prospectus

Fund Summary - continued

Investment Objective

Government Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Principal Investment Strategies

  Normally investing at least 80% of assets in U.S. Government securities and repurchase agreements for those securities.
  Investing in U.S. Government securities issued by entities that are chartered or sponsored by Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury.
  Potentially entering into reverse repurchase agreements.
  Generally maintaining a dollar-weighted average maturity at 60 days or less.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Objective

Prime Money Market Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Principal Investment Strategies

  Investing in U.S. dollar-denominated money market securities of domestic and foreign issuers rated in the highest category by at least two nationally recognized rating services, U.S. Government securities, and repurchase agreements.
  Potentially entering into reverse repurchase agreements.
  Investing more than 25% of total assets in the financial services industries.
  Generally maintaining a dollar-weighted average maturity at 60 days or less.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Foreign Exposure. Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.

Prospectus

  Financial Services Exposure. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Objective

Money Market Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Principal Investment Strategies

  Investing in U.S. dollar-denominated money market securities of domestic and foreign issuers rated in the highest category by at least two nationally recognized rating services or by one if only one rating service has rated a security, or, if unrated, determined to be of equivalent quality by Fidelity Management & Research Company (FMR), U.S. Government securities, and repurchase agreements.
  Potentially entering into reverse repurchase agreements.
  Investing more than 25% of total assets in the financial services industries.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Foreign Exposure. Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Financial Services Exposure. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Prospectus

Fund Summary - continued

Investment Objective

Tax-Exempt Portfolio seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

Principal Investment Strategies

  Normally investing in municipal money market securities rated in the highest category by at least one nationally recognized rating service or in one of the two highest categories by another rating service if rated by more than one, or, if unrated, determined to be of equivalent quality to the highest category by FMR.
  Normally not investing in any rated security that is rated in the second highest short-term rating category by Standard & Poor's® (S&P®) or Moody's® Investor Services (Moody's).
  Normally investing at least 80% of assets in municipal securities whose interest is exempt from federal income tax.
  Normally not investing in municipal securities whose interest is subject to federal income tax or in municipal securities whose interest is subject to the federal alternative minimum tax.
  Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.
  Generally maintaining a dollar-weighted average maturity at 60 days or less.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Foreign Exposure. Entities providing credit support or a maturity-shortening structure that are located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in each fund's performance from year to year, as represented by the performance of Class II. Returns are based on past results and are not an indication of future performance.

Prospectus

Year-by-Year Returns

Treasury Only Portfolio - Class II
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004
	5.01%	5.14%	5.01%	4.59%	5.84%	3.93%	1.52%	0.82%	0.98%

During the periods shown in the chart for Class II of Treasury Only Portfolio:	Returns	Quarter ended
Highest Quarter Return	 1.52%	December 31, 2000
Lowest Quarter Return	 0.17%	March 31, 2004
Year-to-Date Return	0.48%	March 31, 2005
Treasury Portfolio - Class II
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004
	5.17%	5.34%	5.23%	4.75%	6.05%	3.81%	1.48%	0.82%	1.01%

During the periods shown in the chart for Class II of Treasury Portfolio:	Returns	Quarter ended
Highest Quarter Return	 1.57%	December 31, 2000
Lowest Quarter Return	 0.17%	September 30, 2003
Year-to-Date Return	0.51%	March 31, 2005
Government Portfolio - Class II
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004
	5.27%	5.39%	5.32%	4.94%	6.19%	3.98%	1.55%	0.88%	1.09%

During the periods shown in the chart for Class II of Government Portfolio:	Returns	Quarter ended
Highest Quarter Return	 1.59%	December 31, 2000
Lowest Quarter Return	 0.19%	March 31, 2004
Year-to-Date Return	0.53%	March 31, 2005
Prime Money Market Portfolio - Class II
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004
	5.26%	5.43%	5.38%	5.04%	6.29%	4.00%	1.59%	0.91%	1.12%

During the periods shown in the chart for Class II of Prime Money Market Portfolio:	Returns	Quarter ended
Highest Quarter Return	 1.61%	September 30, 2000
Lowest Quarter Return	 0.20%	March 31, 2004
Year-to-Date Return	0.54%	March 31, 2005
Money Market Portfolio - Class II
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004
	5.30%	5.46%	5.40%	5.06%	6.32%	4.03%	1.64%	0.93%	1.13%

During the periods shown in the chart for Class II of Money Market Portfolio:	Returns	Quarter ended
Highest Quarter Return	 1.62%	September 30, 2000
Lowest Quarter Return	 0.20%	September 30, 2003
Year-to-Date Return	0.51%	March 31, 2005
Tax-Exempt Portfolio - Class II
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004
	3.25%	3.44%	3.24%	3.05%	3.91%	2.55%	1.23%	0.79%	0.94%

During the periods shown in the chart for Class II of Tax-Exempt Portfolio:	Returns	Quarter ended
Highest Quarter Return	 1.03%	June 30, 2000
Lowest Quarter Return	 0.16%	September 30, 2003
Year-to-Date Return	0.38%	March 31, 2005

Prospectus

Fund Summary - continued

Average Annual Returns

For the periods ended December 31, 2004	Past 1 year	Past 5 years	Life of classA
Treasury Only Portfolio
Class II	0.98%	2.60%	3.66%
Treasury Portfolio
Class II	1.01%	2.62%	3.75%
Government Portfolio
Class II	1.09%	2.72%	3.85%
Prime Money Market Portfolio
Class II	1.12%	2.76%	3.90%
Money Market Portfolio
Class II	1.13%	2.79%	3.93%
Tax-Exempt Portfolio
Class II	0.94%	1.88%	2.50%

A From November 6, 1995.

If FMR were to reimburse certain expenses, returns would be higher during these periods.

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Class II shares of a fund. The annual class operating expenses provided below for Class II of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, and Money Market Portfolio do not reflect the effect of any expense reimbursements during the period. The annual class operating expenses provided below for Class II of Tax-Exempt Portfolio do not reflect the effect of any expense reimbursements or reduction of certain expenses during the period.

Shareholder fees (paid by the investor directly)

Class II
Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None

Prospectus

Annual operating expenses (paid from class assets)

		Class II
Treasury Only Portfolio	Management fee	0.20%
	Distribution and/or Service (12b-1) fees	0.15%
	Other expenses	0.04%
	Total annual class operating expensesA	0.39%
Treasury Portfolio	Management fee	0.20%
	Distribution and/or Service (12b-1) fees	0.15%
	Other expenses	0.03%
	Total annual class operating expensesA	0.38%
Government Portfolio	Management fee	0.20%
	Distribution and/or Service (12b-1) fees	0.15%
	Other expenses	0.03%
	Total annual class operating expensesA	0.38%
Prime Money Market Portfolio	Management fee	0.20%
	Distribution and/or Service (12b-1) fees	0.15%
	Other expenses	0.03%
	Total annual class operating expensesA	0.38%
Money Market Portfolio	Management fee	0.20%
	Distribution and/or Service (12b-1) fees	0.15%
	Other expenses	0.03%
	Total annual class operating expensesA	0.38%
Tax-Exempt Portfolio	Management fee	0.20%
	Distribution and/or Service (12b-1) fees	0.15%
	Other expenses	0.03%
	Total annual class operating expensesA	0.38%

A FMR has voluntarily agreed to reimburse Class II of each fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and 12b-1 fees), as a percentage of its average net assets, exceed 0.20% (0.18% for Money Market Portfolio). These arrangements may be discontinued by FMR at any time.

This example helps you compare the cost of investing in the funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that Class II's annual return is 5% and that your shareholder fees and Class II's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Prospectus

Fund Summary - continued

Class II
Treasury Only Portfolio	1 year	$ 40
	3 years	$ 125
	5 years	$ 219
	10 years	$ 493
Treasury Portfolio	1 year	$ 39
	3 years	$ 122
	5 years	$ 213
	10 years	$ 480
Government Portfolio	1 year	$ 39
	3 years	$ 122
	5 years	$ 213
	10 years	$ 480
Prime Money Market Portfolio	1 year	$ 39
	3 years	$ 122
	5 years	$ 213
	10 years	$ 480
Money Market Portfolio	1 year	$ 39
	3 years	$ 122
	5 years	$ 213
	10 years	$ 480
Tax-Exempt Portfolio	1 year	$ 39
	3 years	$ 122
	5 years	$ 213
	10 years	$ 480

Through arrangements with Tax-Exempt Portfolio's custodian, transfer agent, and pricing and bookkeeping agent, credits realized as a result of uninvested cash balances are used to reduce custodian, and transfer agent, and pricing and bookkeeping expenses. Including these reductions, the total Class II operating expenses, after reimbursement, would have been 0.33% for Tax-Exempt Portfolio.

Prospectus

Fund Basics

Investment Details

Investment Objective

Treasury Only Portfolio seeks as high a level of current income as is consistent with the security of principal and liquidity.

Principal Investment Strategies

FMR normally invests at least 80% of the fund's assets in U.S. Treasury securities. FMR does not enter into repurchase agreements or reverse repurchase agreements for the fund. FMR normally invests the fund's assets in securities whose interest is specifically exempt from state and local income taxes under federal law; such interest is not exempt from federal income tax.

In buying and selling securities for the fund, FMR complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

Investment Objective

Treasury Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Principal Investment Strategies

FMR normally invests at least 80% of the fund's assets in U.S. Treasury securities and repurchase agreements for those securities. FMR does not enter into reverse repurchase agreements for the fund.

FMR generally intends to maintain the fund's dollar-weighted average maturity at 60 days or less.

In buying and selling securities for the fund, FMR complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

Investment Objective

Government Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Principal Investment Strategies

FMR normally invests at least 80% of the fund's assets in U.S. Government securities and repurchase agreements for those securities. Certain issuers of U.S. Government securities are sponsored or chartered by Congress but their securities are neither issued nor guaranteed by the U.S. Treasury. FMR also may enter into reverse repurchase agreements for the fund.

FMR generally intends to maintain the fund's dollar-weighted average maturity at 60 days or less.

In buying and selling securities for the fund, FMR complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

Prospectus

Fund Basics - continued

Investment Objective

Prime Money Market Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Principal Investment Strategies

FMR invests the fund's assets in U.S. dollar-denominated money market securities of domestic and foreign issuers rated in the highest category by at least two nationally recognized rating services, U.S. Government securities, and repurchase agreements. FMR also may enter into reverse repurchase agreements for the fund.

FMR will invest more than 25% of the fund's total assets in the financial services industries.

FMR generally intends to maintain the fund's dollar-weighted average maturity at 60 days or less.

In buying and selling securities for the fund, FMR complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

Investment Objective

Money Market Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Principal Investment Strategies

FMR invests the fund's assets in the highest-quality U.S. dollar-denominated money market securities of domestic and foreign issuers, U.S. Government securities, and repurchase agreements. FMR also may enter into reverse repurchase agreements for the fund. Securities are "highest-quality" if rated in the highest category by at least two nationally recognized rating services or by one if only one rating service has rated a security, or, if unrated, determined to be of equivalent quality by FMR.

FMR will invest more than 25% of the fund's total assets in the financial services industries.

In buying and selling securities for the fund, FMR complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

Investment Objective

Tax-Exempt Portfolio seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

Principal Investment Strategies

FMR normally invests the fund's assets in the highest-quality municipal money market securities. Securities are "highest-quality" if rated in the highest category by at least one nationally recognized rating service and in one of the two highest categories by another rating service if rated by more than one, or, if unrated, determined to be of equivalent quality to the highest category by FMR. FMR does not currently intend to invest the fund's assets in any rated security that is rated in the second highest short-term rating category by S&P or Moody's.

Prospectus

FMR normally invests at least 80% of the fund's assets in municipal securities whose interest is exempt from federal income tax. FMR does not currently intend to invest the fund's assets in municipal securities whose interest is subject to federal income tax or in municipal securities whose interest is subject to the federal alternative minimum tax.

FMR may invest more than 25% of the fund's total assets in municipal securities that finance similar projects, such as those relating to education, health care, transportation, and utilities.

FMR generally intends to maintain the fund's dollar-weighted average maturity at 60 days or less.

In buying and selling securities for the fund, FMR complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR may invest the fund's assets in municipal money market securities by investing in other funds. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

Description of Principal Security Types

Money market securities are high-quality, short-term securities that pay a fixed, variable, or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features, which have the effect of shortening the security's maturity. Taxable money market securities include bank certificates of deposit, bankers' acceptances, bank time deposits, notes, commercial paper and U.S. Government securities. Municipal money market securities include variable rate demand notes, commercial paper, and municipal notes.

U.S. Government securities are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security. Certain issuers of U.S. Government securities, including Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are sponsored or chartered by Congress but their securities are neither issued nor guaranteed by the U.S. Treasury.

Municipal securities are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance.

Prospectus

Fund Basics - continued

A repurchase agreement is an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed-upon price.

Principal Investment Risks

Many factors affect each fund's performance. A fund's yield will change daily based on changes in interest rates and other market conditions. Although each fund is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of a fund's investments could cause the fund's share price to decrease. It is important to note that neither the funds' share prices nor their yields are guaranteed by the U.S. Government.

The following factors can significantly affect a fund's performance:

Municipal Market Volatility. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation, and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Interest Rate Changes. Money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. Short-term securities tend to react to changes in short-term interest rates.

Foreign Exposure. Issuers located in foreign countries and entities providing credit support or a maturity-shortening structure that are located in foreign countries can involve increased risks. Extensive public information about the issuer or provider may not be available and unfavorable political, economic, or governmental developments could affect the value of the security.

Financial Services Exposure. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the financial services sector can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can affect a security's or instrument's credit quality or value. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service (IRS) determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value. In addition, if the structure of a security fails to function as intended, interest from the security could become taxable or the security could decline in value.

Prospectus

Generally, Tax-Exempt Portfolio purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax and from the federal alternative minimum tax. Neither FMR nor Tax-Exempt Portfolio guarantees that this opinion is correct, and there is no assurance that the IRS will agree with bond counsel's opinion. Issuers or other parties generally enter into covenants requiring continuing compliance with federal tax requirements to preserve the tax-free status of interest payments over the life of the security. If at any time the covenants are not complied with, or if the IRS otherwise determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. For certain types of structured securities, the tax status of the pass-through of tax-free income may also be based on the federal tax treatment of the structure.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for Tax-Exempt Portfolio for defensive purposes. If FMR does so, different factors could affect Tax-Exempt Portfolio's performance, and the fund could distribute income subject to federal income tax.

Fundamental Investment Policies

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

Treasury Only Portfolio seeks as high a level of current income as is consistent with the security of principal and liquidity, and to maintain a constant net asset value per share (NAV) of $1.00.

Treasury Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Government Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Prime Money Market Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Money Market Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Prospectus

Fund Basics - continued

Tax-Exempt Portfolio seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with liquidity and stability of principal. The fund normally invests at least 80% of its assets in municipal securities whose interest is exempt from federal income tax.

Shareholder Notice

The following policies are subject to change only upon 60 days' prior notice to shareholders:

Treasury Only Portfolio normally invests at least 80% of its assets in U.S. Treasury securities.

Treasury Portfolio normally invests at least 80% of its assets in U.S. Treasury securities and repurchase agreements for those securities.

Government Portfolio normally invests at least 80% of its assets in U.S. Government securities and repurchase agreements for those securities.

Valuing Shares

The funds are open for business each day that the New York Stock Exchange (NYSE) is open. Each fund is also open for business on Good Friday.

A class's NAV is the value of a single share. Fidelity normally calculates Class II's NAV each business day as of the times indicated in the following table. However, NAV may be calculated earlier as permitted by the Securities and Exchange Commission (SEC). Each fund's assets are valued as of these times for the purpose of computing Class II's NAV.

Fund	NAV Calculation Times (Eastern Time)
Treasury Only Portfolio	4:00 p.m.
Treasury Portfolio	4:00 p.m. and 5:00 p.m.
Government Portfolio	4:00 p.m. and 5:00 p.m.
Prime Money Market Portfolio	4:00 p.m. and 5:00 p.m.
Money Market Portfolio	4:00 p.m. and 5:00 p.m.
Tax-Exempt Portfolio	4:00 p.m.

To the extent that each fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

Each fund's assets are valued on the basis of amortized cost.

Prospectus

Shareholder Information

Buying and Selling Shares

General Information

For account, product, and service information, please call your Fidelity client services representative or 1-877-208-0098 (8:30 a.m. - 7:00 p.m. Eastern time, Monday through Friday).

Please use the following addresses:

Buying or Selling Shares

Fidelity Investments
P.O. Box 770002
Cincinnati, OH 45277-0081

Overnight Express
Fidelity Investments
100 Crosby Parkway
Covington, KY 41015

You may buy or sell Class II shares of the funds through a retirement account or an investment professional. When you invest through a retirement account or an investment professional, the procedures for buying, selling, and exchanging Class II shares of a fund and the account features and policies may differ. Additional fees may also apply to your investment in Class II shares of a fund, including a transaction fee if you buy or sell Class II shares of the fund through a broker or other investment professional.

Certain methods of contacting Fidelity, such as by telephone, may be unavailable or delayed (for example, during periods of unusual market activity).

The different ways to set up (register) your account with Fidelity are listed in the following table.

Ways to Set Up Your Account
Individual or Joint Tenant For your general investment needs
Retirement For tax-advantaged retirement savings
Traditional Individual Retirement Accounts (IRAs)
Roth IRAs
Rollover IRAs
401(k) Plans and certain other 401(a)-qualified plans
SIMPLE IRAs
Simplified Employee Pension Plans (SEP-IRAs)
Salary Reduction SEP-IRAs (SARSEPs)
Gifts or Transfers to a Minor (UGMA, UTMA)  To invest for a child's education or other future needs
Trust  For money being invested by a trust
Business or Organization  For investment needs of corporations, associations, partnerships, or other groups

Frequent purchases and sales of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to a fund (such as spreads paid to dealers who sell money market instruments to a fund) and disrupting portfolio management strategies. However, FMR anticipates that shareholders will purchase and sell fund shares frequently because each fund is designed to offer investors a liquid cash option. Accordingly, the Board of Trustees has not adopted policies and procedures designed to discourage excessive or short-term trading of fund shares and each fund accommodates frequent trading.

Prospectus

Shareholder Information - continued

Each fund has no limit on purchase or exchange transactions. Each fund reserves the right, but does not have the obligation, to reject any purchase or exchange transaction at any time. In addition, FMR reserves the right to impose restrictions on purchases or exchanges at any time on conditions that are more restrictive on disruptive, excessive, or short-term trading than those that are otherwise stated in this prospectus.

Buying Shares

The price to buy one share of Class II is the class's NAV. Class II shares are sold without a sales charge.

Your shares will be bought at the next NAV calculated after your order is received in proper form.

It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.

A fund may reject for any reason, or cancel as permitted or required by law, any purchase orders, including exchanges.

For example, a fund may reject any purchase orders, including exchanges, from market timers or investors that, in FMR's opinion, may be disruptive to that fund.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

When you place an order to buy shares, note the following:

  You are advised to place your trades as early in the day as possible and to provide Fidelity with advance notice of large purchases.
  All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
  Fidelity does not accept cash.
  When making a purchase with more than one check, each check must have a value of at least $50.
  Fidelity reserves the right to limit the number of checks processed at one time.
  If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.
  If when you place your wire purchase order you indicate that Fidelity will receive your wire that day, your wire must be received in proper form by Fidelity at the applicable fund's designated wire bank before the close of the Federal Reserve Wire System on the day of purchase.
  Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Shares can be bought or sold through investment professionals using an automated order placement and settlement system that guarantees payment for orders on a specified date.

Minimums
To Open an Account	$1,000,000A
Minimum Balance	$1,000,000

A The minimum initial investment of $1 million may be waived if your aggregate balance in the Fidelity Institutional Money Market Funds is greater than $10 million. Please contact Fidelity for more information regarding this waiver.

Prospectus

Key Information
Phone

To Open an Account

  Exchange from the same class of any fund offered through this prospectus, or from another Fidelity fund. Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-877-208-0098.

To Add to an Account

  Exchange from the same class of any fund offered through this prospectus, or from another Fidelity fund. Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-877-208-0098.
  Use Fidelity Money Line® to transfer from your bank account. Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-877-208-0098.

Mail Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081

To Open an Account

  Complete and sign the application. Make your check payable to the complete name of the fund and note the applicable class. Mail to your investment professional or, if you trade directly through Fidelity, to the address at left.
  Exchange from the same class of any fund offered through this prospectus, or from another Fidelity fund. Send a letter of instruction to your investment professional or to the address at left, including your name, the funds' names, the applicable class names, the fund account numbers, and the dollar amount or number of shares to be exchanged.

To Add to an Account

  Exchange from the same class of any fund offered through this prospectus, or from another Fidelity fund. Send a letter of instruction to your investment professional or to the address at left, including your name, the funds' names, the applicable class names, the fund account numbers, and the dollar amount or number of shares to be exchanged.

In Person

To Open an Account

  Bring your application and check or wire instructions to your investment professional.

To Add to an Account

  Bring your check or wire instructions to your investment professional.

Wire

To Open an Account

  Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-877-208-0098 to set up your account and to arrange a wire transaction.
  Wire to: The Bank of New York, Bank Routing # 021000018, Account # 8900118245.
  Specify the complete name of the fund, note the applicable class, and include your new fund account number and your name.

To Add to an Account

  Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-877-208-0098.
  Wire to: The Bank of New York, Bank Routing # 021000018, Account # 8900118245.
  Specify the complete name of the fund, note the applicable class, and include your fund account number and your name.

Selling Shares

The price to sell one share of Class II is the class's NAV.

Your shares will be sold at the next NAV calculated after your order is received in proper form. Normally, Fidelity will process wire redemptions on the same business day, provided your redemption wire request is received in proper form by Fidelity before the NAV is calculated on that day. All other redemptions will normally be processed by the next business day.

Prospectus

Shareholder Information - continued

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

  The address on your account (record address) has changed within the last 15 or 30 days, depending on your account, and you wish to sell $10,000 or more of shares;
  You are requesting that a check be mailed to a different address than the record address;
  The redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  If you are selling some but not all of your shares, leave at least $1,000,000 worth of shares in the account to keep it open, except accounts not subject to account minimums.
  You are advised to place your trades as early in the day as possible and to provide Fidelity with advance notice of large redemptions.
  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.
  Although redemptions will normally be processed on the same business day, under certain circumstances redemptions may be postponed or suspended as permitted pursuant to Section 22(e) of the Investment Company Act of 1940 (1940 Act). Generally under that section, redemptions may be postponed or suspended if (i) NYSE is closed for trading (other than weekends or holidays) or trading is restricted, (ii) an emergency exists which makes the dispatch of securities owned by a fund or the fair determination of the value of the fund's net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption.
  Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of a fund.
  If you sell shares by writing a check, if available, and the amount of the check is greater than the value of your account, your check will be returned to you and you may be subject to additional charges.
  You will not receive interest on amounts represented by uncashed redemption checks.
  Unless otherwise instructed, Fidelity will send a check to the record address.

Prospectus

  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

To sell shares issued with certificates, call Fidelity for instructions. Each fund no longer issues share certificates.

Key Information
Phone
  Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-877-208-0098 to initiate a wire transaction or to request a check for your redemption.
  Use Fidelity Money Line to transfer to your bank account. Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-877-208-0098.
  Exchange to the same class of another fund offered through this prospectus. Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-877-208-0098.

Mail Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081

Individual, Joint Tenants, Sole Proprietorship, UGMA/UTMA

  Send a letter of instruction to your investment professional or, if you trade directly through Fidelity, to the address at left, including your name, the fund's name, the class name, your fund account number, and the dollar amount or number of shares to be sold. The letter of instruction must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

Retirement Account

  The account owner should complete a retirement distribution form. Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-877-208-0098 to request one.

Trusts

  Send a letter of instruction to your investment professional or, if you trade directly through Fidelity, to the address at left, including the trust's name, the fund's name, the class name, the trust's fund account number, and the dollar amount or number of shares to be sold. The trustee must sign the letter of instruction indicating capacity as trustee. If the trustee's name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

Business or Organization

  Send a letter of instruction to your investment professional or, if you trade directly through Fidelity, to the address at left, including the firm's name, the fund's name, the class name, the firm's fund account number, and the dollar amount or number of shares to be sold. At least one person authorized by corporate resolution to act on the account must sign the letter of instruction.
  Include a corporate resolution with corporate seal or a signature guarantee.

Executor, Administrator, Conservator, Guardian

  Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or1-877-208-0098 for instructions.

In Person

Individual, Joint Tenants, Sole Proprietorship, UGMA/UTMA

  Bring a letter of instruction to your investment professional. The letter of instruction must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

Retirement Account

  The account owner should complete a retirement distribution form. Visit your investment professional to request one.

Trusts

  Bring a letter of instruction to your investment professional. The trustee must sign the letter of instruction indicating capacity as trustee. If the trustee's name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

Business or Organization

  Bring a letter of instruction to your investment professional. At least one person authorized by corporate resolution to act on the account must sign the letter of instruction.
  Include a corporate resolution with corporate seal or a signature guarantee.

Executor, Administrator, Conservator, Guardian

  Visit your investment professional for instructions.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a Class II shareholder you have the privilege of exchanging Class II shares of a fund for Class II shares of another fund offered through this prospectus or for shares of other Fidelity funds.

However, you should note the following policies and restrictions governing exchanges:

  Each fund may refuse any exchange purchase for any reason. For example, each fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Before exchanging into a fund or class, read its prospectus.
  The fund or class you are exchanging into must be available for sale in your state.
  Exchanges may have tax consequences for you.
  Currently, there is no limit on the number of exchanges out of a fund.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The funds may terminate or modify the exchange privilege in the future.

Other funds may have different exchange restrictions, and may impose trading fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

Prospectus

Account Features and Policies

Features

The following features are available to buy and sell shares of the funds.

Wire To purchase and sell shares via the Federal Reserve Wire System.
  You must sign up for the wire feature before using it. Complete the appropriate section on the application when opening your account.
  Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-877-208-0098 before your first use to verify that this feature is set up on your account.
  To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.
  To change the bank account designated to receive redemption proceeds at any time prior to making a redemption request, you should send a letter of instruction, including a signature guarantee, to your investment professional or, if you trade directly through Fidelity, to the address found in "General Information."

Fidelity Money Line To transfer money between your bank account and your fund account.
  You must sign up for the Fidelity Money Line feature before using it. Complete the appropriate section on the application and then call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-877-208-0098 before your first use to verify that this feature is set up on your account.
  Minimum transaction: $100
  Maximum transaction: $100,000

Policies

The following policies apply to you as a shareholder.

Statements and reports that Fidelity sends to you include the following:

  Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund).
  Monthly or quarterly account statements (detailing account balances and all transactions completed during the prior month or quarter).
  Financial reports (every six months).

To reduce expenses, only one copy of most financial reports and prospectuses may be mailed, even if more than one person in a household holds shares of a fund. Call Fidelity at 1-877-208-0098 if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, call Fidelity at 1-877-208-0098.

Prospectus

Shareholder Information - continued

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

When you sign your account application, you will be asked to certify that your social security or taxpayer identification number (TIN) is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold an amount subject to the applicable backup withholding rate from your taxable distributions and redemptions.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

If your account balance falls below $1,000,000 for any reason, including solely due to declines in NAV, you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity may close your account and send the proceeds to you. Your shares will be sold at the NAV on the day your account is closed. Accounts not subject to account minimums will not be closed for failure to maintain a minimum balance.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

Each fund earns interest, dividends, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund may also realize capital gains from its investments, and distributes these gains (less losses), if any, to shareholders as capital gain distributions.

Distributions you receive from each fund consist primarily of dividends. Each fund normally declares dividends daily and pays them monthly.

Dividends declared for each of Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, and Money Market Portfolio are based on estimates of income for the fund. Actual income may differ from estimates, and differences, if any, will be included in the calculation of subsequent dividends.

Prospectus

You may request to have dividends relating to Class II shares redeemed from an account closed during the month paid when the account is closed. Each fund reserves the right to limit this service.

Earning Dividends

Shares purchased by a wire order prior to 12:00 noon Eastern time for Tax-Exempt Portfolio, prior to 2:00 p.m. Eastern time for Treasury Only Portfolio, or prior to 5:00 p.m. Eastern time for Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio and Money Market Portfolio, with receipt of the wire in proper form before the close of the Federal Reserve Wire System on that day, generally begin to earn dividends on the day of purchase.

Shares purchase by all other orders begin to earn dividends on the first business day following the day of purchase.

However, on any day that the principal bound markets close early (as recommended by the Bond Market Association) or the Federal Reserve Bank of New York (New York Fed) closes early, a class may advance the time on that day by which wire purchase orders must be placed so that shares earn dividends on the day of purchase. In addition, on any day that the principal bond markets do not open (as recommended by the Bond Market Association) or the New York Fed or the NYSE does not open, shares begin to earn dividends on the first business day following the day of purchase.

Shares redeemed by a wire order prior to 12:00 noon Eastern time for Tax-Exempt Portfolio, prior to 2:00 p.m. Eastern time for Treasury Only Portfolio, or prior to 5:00 p.m. Eastern time for Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio and Money Market Portfolio generally earn dividends through the day prior to the day of redemption.

However, on any day that the principal bond markets close early (as recommended by the Bond Market Association) or the New York Fed closes early, a class may set a time after which shares redeemed by wire order earn dividends until, but not including, the next business day following the day of redemption. On any day that the principal bond market do not open (as recommended by the Bond Market Association) or the New York Fed or the NYSE does not open, shares earn dividends until, but not including, the next business day following the day of redemption.

Good Friday will not be considered a business day for purposes of exchanges into or out of any fund that is not open for business that day.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available for Class II:

1. Reinvestment Option. Your dividends and capital gain distributions, if any, will be automatically reinvested in additional Class II shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.

Prospectus

Shareholder Information - continued

2. Cash Option. Your dividends and capital gain distributions, if any, will be paid in cash.

Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, contact your investment professional directly or call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

Tax Consequences

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Distributions you receive from Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, and Money Market Portfolio are subject to federal income tax, and may also be subject to state or local taxes.

The municipal fund seeks to earn income and pay dividends exempt from federal income tax.

Income exempt from federal income tax may be subject to state or local tax. A portion of the dividends you receive from the municipal fund may be subject to federal and state income taxes and, if applicable, also may be subject to the federal alternative minimum tax. You may also receive taxable distributions attributable to the municipal fund's sale of municipal bonds.

For federal tax purposes, certain of each fund's distributions, including Treasury Only Portfolio's, Treasury Portfolio's, Government Portfolio's, Prime Money Market Portfolio's, and Money Market Portfolio's dividends and each fund's distributions of short-term capital gains and gains on the sale of bonds characterized as market discount, are taxable to you as ordinary income. Because each taxable fund's income is primarily derived from interest, dividends from each taxable fund generally will not qualify for the long-term capital gains tax rates available to individuals. Each fund's distributions of long-term capital gains, if any, are taxable to you generally as capital gains for federal tax purposes.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option. If you elect to receive distributions in cash, you will receive certain December distributions in January, but those distributions will be taxable as if you received them on December 31.

Prospectus

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is each fund's manager. The address of FMR and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

As of March 31, 2005, FMR had approximately $9.1 billion in discretionary assets under management.

As the manager, FMR has overall responsibility for directing each fund's investments and handling its business affairs.

Affiliates assist FMR with foreign investments:

  Fidelity International Investment Advisors (FIIA), at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, serves as a sub-adviser for each fund As of September 28, 2004, FIIA had approximately $17.9 billion in discretionary assets under management. For each fund, FIIA may provide investment research and advice on issuers based outside the United States, and in particular, will make minimal credit risk and comparable quality determinations for foreign issuers that issue U.S. dollar-denominated securities.
  Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L), at 25 Cannon Street, London, EC4M 5TA, England, serves as a sub-adviser for each fund. As of September 28, 2004, FIIA(U.K.)L had approximately $10.7 billion in discretionary assets under management. For each fund, FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States, and in particular, will make minimal credit risk and comparable quality determinations for foreign issuers that issue U.S. dollar-denominated securities.

Fidelity Investments Money Management, Inc. (FIMM), at One Spartan Way, Merrimack, New Hampshire 03054, serves as a sub-adviser for each fund. FIMM has day-to-day responsibility for choosing investments for each fund.

FIMM is an affiliate of FMR. As of March 31, 2005, FIMM had approximately $275.2 billion in discretionary assets under management.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Each fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month.

Prospectus

Fund Services - continued

Each fund's annual management fee rate is 0.20% of its average net assets.

For the fiscal year ended March 31, 2005, Money Market Portfolio paid a management fee of 0.18% of the fund's average net assets, after reimbursement.

FMR pays FIMM for providing sub-advisory services. FIMM pays FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L.

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.

As of March 31, 2005, approximately 45.52% of Money Market Portfolio's total outstanding shares were held by FMR affiliates.

Fund Distribution

Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

Fidelity Distributors Corporation (FDC) distributes Class II shares.

Intermediaries, such as banks, broker-dealers, and other service-providers, may receive from FMR, FDC and/or their affiliates compensation for their services intended to result in the sale of shares of the fund. This compensation may take the form of:

  distribution and/or service (12b-1) fees
  payments for additional distribution-related activities and/or shareholder services payments for educational seminars and training, including seminars sponsored by FMR or an affiliate, or by an intermediary

These payments are described in more detail on the following pages and in the statement of additional information (SAI).

Class II of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class II of each fund is authorized to pay FDC a monthly 12b-1 (service) fee as compensation for providing shareholder support services. Class II of each fund currently pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.15% of its average net assets throughout the month.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

In addition, each plan specifically recognizes that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Class II shares and/or shareholder support services, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Class II. The SAI contains further details about these payments made by FMR, FDC and their affiliates and the services provided by certain intermediaries. Please speak with your investment professional to learn more about any payments his or her firm may receive from FMR, FDC and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

Prospectus

Because 12b-1 fees are paid out of Class II's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

If mutual fund sponsors and their affiliates make distribution and/or non-distribution related payments in varying amounts, certain intermediaries and investment professionals that receive these payments may have an incentive to recommend one mutual fund or one share class over another.

In addition, the funds' transfer agent or an affiliate may also make payments and reimbursements from their own resources to intermediaries for performing recordkeeping and administrative services that the funds' transfer agent or an affiliate would otherwise have to perform directly. These payments are not charged to a fund and do not directly increase a fund's total expenses. Please see "Transfer and Service Agent Agreements" in the SAI for more information.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights tables are intended to help you understand Class II's financial history for the past 5 years. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report, along with each fund's financial highlights and financial statements, is included in each fund's annual report. A free copy of each annual report is available upon request.

Treasury Only Portfolio - Class II

Years ended March 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.013	.007	.013	.029	.057
Net realized and unrealized gain (loss)C	-	-	-	-	-
Total from investment operations	.013	.007	.013	.029	.057
Distributions from net investment income	(.013)	(.007)	(.013)	(.029)	(.057)
Distributions from net realized gain	- C	-	-	-	-
Total distributions	(.013)	(.007)	(.013)	(.029)	(.057)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.30%	.74%	1.34%	2.98%	5.88%
Ratios to Average Net Assets B
Expenses before expense reductions	.39%	.39%	.39%	.39%	.40%
Expenses net of voluntary waivers, if any	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%	.35%	.35%	.35%	.35%
Net investment income	1.28%	.74%	1.33%	2.82%	5.72%
Supplemental Data
Net assets, end of period (in millions)	$ 121	$ 119	$ 225	$ 187	$ 120

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

Prospectus

Appendix - continued

Treasury Portfolio - Class II

Years ended March 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.013	.008	.013	.028	.059
Distributions from net investment income	(.013)	(.008)	(.013)	(.028)	(.059)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.35%	.76%	1.32%	2.85%	6.07%
Ratios to Average Net Assets B
Expenses before expense reductions	.38%	.38%	.38%	.38%	.39%
Expenses net of voluntary waivers, if any	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%	.35%	.35%	.35%	.35%
Net investment income	1.33%	.75%	1.31%	2.73%	5.90%
Supplemental Data
Net assets, end of period (in millions)	$ 180	$ 231	$ 274	$ 370	$ 319

A Annualized

B Total returns for periods of less than one year are not annualized.

Government Portfolio - Class II

Years ended March 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.014	.008	.014	.030	.060
Distributions from net investment income	(.014)	(.008)	(.014)	(.030)	(.060)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.43%	.82%	1.38%	3.01%	6.18%
Ratios to Average Net Assets B
Expenses before expense reductions	.38%	.38%	.38%	.38%	.41%
Expenses net of voluntary waivers, if any	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%	.35%	.35%	.35%	.35%
Net investment income	1.38%	.83%	1.37%	2.86%	5.98%
Supplemental Data
Net assets, end of period (in millions)	$ 499	$ 859	$ 917	$ 918	$ 828

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

Prime Money Market Portfolio - Class II

Years ended March 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.015	.008	.014	.030	.061
Distributions from net investment income	(.015)	(.008)	(.014)	(.030)	(.061)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.47%	.85%	1.42%	3.01%	6.27%
Ratios to Average Net Assets B
Expenses before expense reductions	.38%	.38%	.38%	.38%	.40%
Expenses net of voluntary waivers, if any	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%	.35%	.35%	.35%	.35%
Net investment income	1.53%	.84%	1.41%	2.96%	6.06%
Supplemental Data
Net assets, end of period (in millions)	$ 661	$ 176	$ 188	$ 886	$ 1,295

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Money Market Portfolio - Class II

Years ended March 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.014	.009	.014	.030	.061
Distributions from net investment income	(.014)	(.009)	(.014)	(.030)	(.061)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.43%	.88%	1.46%	3.04%	6.31%
Ratios to Average Net Assets B
Expenses before expense reductions	.38%	.38%	.38%	.37%	.39%
Expenses net of voluntary waivers, if any	.33%	.33%	.33%	.33%	.33%
Expenses net of all reductions	.33%	.33%	.33%	.33%	.33%
Net investment income	1.35%	.87%	1.43%	2.89%	6.11%
Supplemental Data
Net assets, end of period (in millions)	$ 168	$ 260	$ 206	$ 376	$ 271

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

Appendix - continued

Tax-Exempt Portfolio - Class II

Years ended March 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.011	.007	.011	.020	.038
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	.011	.007	.011	.020	.038
Distributions from net investment income	(.011)	(.007)	(.011)	(.020)	(.038)
Distributions from net realized gain	- C	- C	-	-	-
Total distributions	(.011)	(.007)	(.011)	(.020)	(.038)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.15%	.74%	1.15%	2.07%	3.86%
Ratios to Average Net Assets B
Expenses before expense reductions	.38%	.38%	.39%	.38%	.40%
Expenses net of voluntary waivers, if any	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.33%	.34%	.34%	.33%	.34%
Net investment income	1.13%	.73%	1.13%	2.00%	3.82%
Supplemental Data
Net assets, end of period (in millions)	$ 133	$ 220	$ 55	$ 44	$ 16

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

Prospectus

Notes

Notes

Notes

Notes

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the funds. A description of each fund's policies and procedures for disclosing its holdings is available in the funds' SAI and on Fidelity's web sites. The SAI also includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports also include additional information.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at www.advisor.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-03320

Fidelity and, Fidelity Investments & (Pyramid) Design, are registered trademarks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

1.702221.109 IMMII-pro-0505

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fidelity®

Institutional Money Market

Funds

Class III

Treasury Only Portfolio

(Fund 543, CUSIP 233809888)

Treasury Portfolio

(Fund 696, CUSIP 316175884)

Government Portfolio

(Fund 657, CUSIP 316175603)

Prime Money Market Portfolio

(Fund 691, CUSIP 316175876)

Money Market Portfolio

(Fund 659, CUSIP 316175702)

Tax-Exempt Portfolio

(Fund 684, CUSIP 316176304)

Prospectus

May 29, 2005

Revised
September 28, 2005

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Fee Table
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Exchanging Shares
	<Click Here>	Account Features and Policies
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights

Prospectus

Fund Summary

Investment Summary

Investment Objective

Treasury Only Portfolio seeks as high a level of current income as is consistent with the security of principal and liquidity.

Principal Investment Strategies

  Normally investing at least 80% of assets in U.S. Treasury securities.
  Normally investing in securities whose interest is exempt from state and local income taxes.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Objective

Treasury Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Principal Investment Strategies

  Normally investing at least 80% of assets in U.S. Treasury securities and repurchase agreements for those securities.
  Generally maintaining a dollar-weighted average maturity at 60 days or less.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Prospectus

Fund Summary - continued

Investment Objective

Government Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Principal Investment Strategies

  Normally investing at least 80% of assets in U.S. Government securities and repurchase agreements for those securities.
  Investing in U.S. Government securities issued by entities that are chartered or sponsored by Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury.
  Potentially entering into reverse repurchase agreements.
  Generally maintaining a dollar-weighted average maturity at 60 days or less.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Objective

Prime Money Market Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Principal Investment Strategies

  Investing in U.S. dollar-denominated money market securities of domestic and foreign issuers rated in the highest category by at least two nationally recognized rating services, U.S. Government securities, and repurchase agreements.
  Potentially entering into reverse repurchase agreements.
  Investing more than 25% of total assets in the financial services industries.
  Generally maintaining a dollar-weighted average maturity at 60 days or less.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.

Prospectus

  Foreign Exposure. Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Financial Services Exposure. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Objective

Money Market Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Principal Investment Strategies

  Investing in U.S. dollar-denominated money market securities of domestic and foreign issuers rated in the highest category by at least two nationally recognized rating services or by one if only one rating service has rated a security, or, if unrated, determined to be of equivalent quality by Fidelity Management & Research Company (FMR), U.S. Government securities, and repurchase agreements.
  Potentially entering into reverse repurchase agreements.
  Investing more than 25% of total assets in the financial services industries.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Foreign Exposure. Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Financial Services Exposure. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Prospectus

Fund Summary - continued

Investment Objective

Tax-Exempt Portfolio seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

Principal Investment Strategies

  Normally investing in municipal money market securities rated in the highest category by at least one nationally recognized rating service or in one of the two highest categories by another rating service if rated by more than one, or, if unrated, determined to be of equivalent quality to the highest category by FMR.
  Normally not investing in any rated security that is rated in the second highest short-term rating category by Standard & Poor's® (S&P®) or Moody's® Investor Services (Moody's).
  Normally investing at least 80% of assets in municipal securities whose interest is exempt from federal income tax.
  Normally not investing in municipal securities whose interest is subject to federal income tax or in municipal securities whose interest is subject to the federal alternative minimum tax.
  Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.
  Generally maintaining a dollar-weighted average maturity at 60 days or less.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Foreign Exposure. Entities providing credit support or a maturity-shortening structure that are located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in each fund. The information illustrates the changes in each fund's performance from year to year, as represented by the performance of Class III. Returns are based on past results and are not an indication of future performance.

Prospectus

Year-by-Year Returns

Treasury Only Portfolio - Class III
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004
	4.92%	5.04%	4.91%	4.49%	5.74%	3.83%	1.42%	0.72%	0.88%

During the periods shown in the chart for Class III of Treasury Only Portfolio:	Returns	Quarter ended
Highest Quarter Return	1.50%	December 31, 2000
Lowest Quarter Return	0.15%	March 31, 2004
Year-to-Date Return	0.46%	March 31, 2005
Treasury Portfolio - Class III
Calendar Years	1995	1996	1997	1998	1999	2000	2001	2002	2003	2004
	5.59%	5.06%	5.23%	5.13%	4.65%	5.95%	3.70%	1.37%	0.72%	0.91%

During the periods shown in the chart for Class III of Treasury Portfolio:	Returns	Quarter ended
Highest Quarter Return	1.54%	December 31, 2000
Lowest Quarter Return	0.15%	September 30, 2003
Year-to-Date Return	0.48%	March 31, 2005
Government Portfolio - Class III
Calendar Years	1995	1996	1997	1998	1999	2000	2001	2002	2003	2004
	5.69%	5.16%	5.28%	5.22%	4.84%	6.08%	3.88%	1.45%	0.78%	0.99%

During the periods shown in the chart for Class III of Government Portfolio:	Returns	Quarter ended
Highest Quarter Return	1.57%	September 30, 2000
Lowest Quarter Return	0.17%	March 31, 2004
Year-to-Date Return	0.50%	March 31, 2005
Prime Money Market Portfolio - Class III
Calendar Years	1995	1996	1997	1998	1999	2000	2001	2002	2003	2004
	5.67%	5.16%	5.32%	5.27%	4.94%	6.19%	3.90%	1.48%	0.81%	1.02%

During the periods shown in the chart for Class III of Prime Money Market Portfolio:	Returns	Quarter ended
Highest Quarter Return	1.58%	September 30, 2000
Lowest Quarter Return	0.17%	March 31, 2004
Year-to-Date Return	0.52%	March 31, 2005
Money Market Portfolio - Class III
Calendar Years	1995	1996	1997	1998	1999	2000	2001	2002	2003	2004
	5.72%	5.20%	5.35%	5.30%	4.96%	6.21%	3.93%	1.52%	0.83%	1.03%

During the periods shown in the chart for Class III of Money Market Portfolio:	Returns	Quarter ended
Highest Quarter Return	1.59%	September 30, 2000
Lowest Quarter Return	0.18%	September 30, 2003
Year-to-Date Return	0.49%	March 31, 2005
Tax-Exempt Portfolio - Class III
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004
	3.14%	3.34%	3.14%	2.95%	3.81%	2.45%	1.13%	0.69%	0.83%

During the periods shown in the chart for Class III of Tax-Exempt Portfolio:	Returns	Quarter ended
Highest Quarter Return	1.00%	June 30, 2000
Lowest Quarter Return	0.14%	September 30, 2003
Year-to-Date Return	0.35%	March 31, 2005

Prospectus

Fund Summary - continued

Average Annual Returns

For the periods ended December 31, 2004	Past 1 year	Past 5 years	Past 10 years/Life of class
Treasury Only Portfolio
Class III	0.88%	2.50%	3.56%A
Treasury Portfolio
Class III	0.91%	2.51%	3.81%
Government Portfolio
Class III	0.99%	2.61%	3.92%
Prime Money Market Portfolio
Class III	1.02%	2.66%	3.96%
Money Market Portfolio
Class III	1.03%	2.68%	3.99%
Tax-Exempt Portfolio
Class III	0.83%	1.78%	2.40%A

A From November 6, 1995.

If FMR were to reimburse certain expenses, returns would be higher during these periods.

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Class III shares of a fund. The annual class operating expenses provided below for Class III of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio and Money Market Portfolio do not reflect the effect of any expense reimbursements during the period. The annual class operating expenses provided below for Class III of Tax-Exempt Portfolio do not reflect the effect of any expense reimbursements or reduction of certain expenses during the period.

Shareholder fees (paid by the investor directly)

Class III
Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None

Prospectus

Annual operating expenses (paid from class assets)

		Class III
Treasury Only Portfolio	Management fee	0.20%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	0.04%
	Total annual class operating expensesA	0.49%
Treasury Portfolio	Management fee	0.20%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	0.03%
	Total annual class operating expensesA	0.48%
Government Portfolio	Management fee	0.20%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	0.03%
	Total annual class operating expensesA	0.48%
Prime Money Market Portfolio	Management fee	0.20%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	0.03%
	Total annual class operating expensesA	0.48%
Money Market Portfolio	Management fee	0.20%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	0.03%
	Total annual class operating expensesA	0.48%
Tax-Exempt Portfolio	Management fee	0.20%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	0.03%
	Total annual class operating expensesA	0.48%

A FMR has voluntarily agreed to reimburse Class III of each fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and 12b-1 fees), as a percentage of its average net assets, exceed 0.20% (0.18% for Money Market Portfolio). These arrangements may be discontinued by FMR at any time.

Prospectus

Fund Summary - continued

This example helps you compare the cost of investing in the funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that Class III's annual return is 5% and that your shareholder fees and Class III's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Class III
Treasury Only Portfolio	1 year	$ 50
	3 years	$ 157
	5 years	$ 274
	10 years	$ 616
Treasury Portfolio	1 year	$ 49
	3 years	$ 154
	5 years	$ 269
	10 years	$ 604
Government Portfolio	1 year	$ 49
	3 years	$ 154
	5 years	$ 269
	10 years	$ 604
Prime Money Market Portfolio	1 year	$ 49
	3 years	$ 154
	5 years	$ 269
	10 years	$ 604
Money Market Portfolio	1 year	$ 49
	3 years	$ 154
	5 years	$ 269
	10 years	$ 604
Tax-Exempt Portfolio	1 year	$ 49
	3 years	$ 154
	5 years	$ 269
	10 years	$ 604

Prospectus

Through arrangements with Tax-Exempt Portfolio's custodian, transfer agent, and pricing and bookkeeping agent, credits realized as a result of uninvested cash balances are used to reduce custodian, transfer agent, and pricing and bookkeeping expenses. Including these reductions, the total Class III operating expenses, after reimbursement, would have been 0.43% for Tax-Exempt Portfolio.

Prospectus

Fund Basics

Investment Details

Investment Objective

Treasury Only Portfolio seeks as high a level of current income as is consistent with the security of principal and liquidity.

Principal Investment Strategies

FMR normally invests at least 80% of the fund's assets in U.S. Treasury securities. FMR does not enter into repurchase agreements or reverse repurchase agreements for the fund. FMR normally invests the fund's assets in securities whose interest is specifically exempt from state and local income taxes under federal law; such interest is not exempt from federal income tax.

In buying and selling securities for the fund, FMR complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

Investment Objective

Treasury Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Principal Investment Strategies

FMR normally invests at least 80% of the fund's assets in U.S. Treasury securities and repurchase agreements for those securities. FMR does not enter into reverse repurchase agreements for the fund.

FMR generally intends to maintain the fund's dollar-weighted average maturity at 60 days or less.

In buying and selling securities for the fund, FMR complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

Investment Objective

Government Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Principal Investment Strategies

FMR normally invests at least 80% of the fund's assets in U.S. Government securities and repurchase agreements for those securities. Certain issuers of U.S. Government securities are sponsored or chartered by Congress but their securities are neither issued nor guaranteed by the U.S. Treasury. FMR also may enter into reverse repurchase agreements for the fund.

FMR generally intends to maintain the fund's dollar-weighted average maturity at 60 days or less.

In buying and selling securities for the fund, FMR complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

Prospectus

Fund Basics - continued

Investment Objective

Prime Money Market Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Principal Investment Strategies

FMR invests the fund's assets in U.S. dollar-denominated money market securities of domestic and foreign issuers rated in the highest category by at least two nationally recognized rating services, U.S. Government securities, and repurchase agreements. FMR also may enter into reverse repurchase agreements for the fund.

FMR will invest more than 25% of the fund's total assets in the financial services industries.

FMR generally intends to maintain the fund's dollar-weighted average maturity at 60 days or less.

In buying and selling securities for the fund, FMR complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

Investment Objective

Money Market Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Principal Investment Strategies

FMR invests the fund's assets in the highest-quality U.S. dollar-denominated money market securities of domestic and foreign issuers, U.S. Government securities, and repurchase agreements. FMR also may enter into reverse repurchase agreements for the fund. Securities are "highest-quality" if rated in the highest category by at least two nationally recognized rating services or by one if only one rating service has rated a security, or, if unrated, determined to be of equivalent quality by FMR.

FMR will invest more than 25% of the fund's total assets in the financial services industries.

In buying and selling securities for the fund, FMR complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

Investment Objective

Tax-Exempt Portfolio seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

Principal Investment Strategies

FMR normally invests the fund's assets in the highest-quality municipal money market securities. Securities are "highest-quality" if rated in the highest category by at least one nationally recognized rating service and in one of the two highest categories by another rating service if rated by more than one, or, if unrated, determined to be of equivalent quality to the highest category by FMR. FMR does not currently intend to invest the fund's assets in any rated security that is rated in the second highest short-term rating category by S&P or Moody's.

Prospectus

FMR normally invests at least 80% of the fund's assets in municipal securities whose interest is exempt from federal income tax. FMR does not currently intend to invest the fund's assets in municipal securities whose interest is subject to federal income tax or in municipal securities whose interest is subject to the federal alternative minimum tax.

FMR may invest more than 25% of the fund's total assets in municipal securities that finance similar projects, such as those relating to education, health care, transportation, and utilities.

FMR generally intends to maintain the fund's dollar-weighted average maturity at 60 days or less.

In buying and selling securities for the fund, FMR complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR may invest the fund's assets in municipal money market securities by investing in other funds. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

Description of Principal Security Types

Money market securities are high-quality, short-term securities that pay a fixed, variable, or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features, which have the effect of shortening the security's maturity. Taxable money market securities include bank certificates of deposit, bankers' acceptances, bank time deposits, notes, commercial paper and U.S. Government securities. Municipal money market securities include variable rate demand notes, commercial paper, and municipal notes.

U.S. Government securities are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security. Certain issuers of U.S. Government securities, including Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are sponsored or chartered by Congress but their securities are neither issued nor guaranteed by the U.S. Treasury.

Municipal securities are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance.

Prospectus

Fund Basics - continued

A repurchase agreement is an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed-upon price.

Principal Investment Risks

Many factors affect each fund's performance. A fund's yield will change daily based on changes in interest rates and other market conditions. Although each fund is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of a fund's investments could cause the fund's share price to decrease. It is important to note that neither the funds' share prices nor their yields are guaranteed by the U.S. Government.

The following factors can significantly affect a fund's performance:

Municipal Market Volatility. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation, and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Interest Rate Changes. Money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. Short-term securities tend to react to changes in short-term interest rates.

Foreign Exposure. Issuers located in foreign countries and entities providing credit support or a maturity-shortening structure that are located in foreign countries can involve increased risks. Extensive public information about the issuer or provider may not be available and unfavorable political, economic, or governmental developments could affect the value of the security.

Financial Services Exposure. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the financial services sector can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can affect a security's or instrument's credit quality or value. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service (IRS) determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value. In addition, if the structure of a security fails to function as intended, interest from the security could become taxable or the security could decline in value.

Prospectus

Generally, Tax-Exempt Portfolio purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax and from the federal alternative minimum tax. Neither FMR nor Tax-Exempt Portfolio guarantees that this opinion is correct, and there is no assurance that the IRS will agree with bond counsel's opinion. Issuers or other parties generally enter into covenants requiring continuing compliance with federal tax requirements to preserve the tax-free status of interest payments over the life of the security. If at any time the covenants are not complied with, or if the IRS otherwise determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. For certain types of structured securities, the tax status of the pass-through of tax-free income may also be based on the federal tax treatment of the structure.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for Tax-Exempt Portfolio for defensive purposes. If FMR does so, different factors could affect Tax-Exempt Portfolio's performance, and the fund could distribute income subject to federal income tax.

Fundamental Investment Policies

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

Treasury Only Portfolio seeks as high a level of current income as is consistent with the security of principal and liquidity, and to maintain a constant net asset value per share (NAV) of $1.00.

Treasury Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Government Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Prime Money Market Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Money Market Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Tax-Exempt Portfolio seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with liquidity and stability of principal. The fund normally invests at least 80% of its assets in municipal securities whose interest is exempt from federal income tax.

Prospectus

Fund Basics - continued

Shareholder Notice

The following policies are subject to change only upon 60 days' prior notice to shareholders:

Treasury Only Portfolio normally invests at least 80% of its assets in U.S. Treasury securities.

Treasury Portfolio normally invests at least 80% of its assets in U.S. Treasury securities and repurchase agreements for those securities.

Government Portfolio normally invests at least 80% of its assets in U.S. Government securities and repurchase agreements for those securities.

Valuing Shares

The funds are open for business each day that the New York Stock Exchange (NYSE) is open. Each fund is also open for business on Good Friday.

A class's NAV is the value of a single share. Fidelity normally calculates Class III's NAV each business day as of the times indicated in the following table. However, NAV may be calculated earlier as permitted by the Securities and Exchange Commission (SEC). Each fund's assets are valued as of these times for the purpose of computing Class III's NAV.

Fund	NAV Calculation Times (Eastern Time)
Treasury Only Portfolio	4:00 p.m.
Treasury Portfolio	4:00 p.m. and 5:00 p.m.
Government Portfolio	4:00 p.m. and 5:00 p.m.
Prime Money Market Portfolio	4:00 p.m. and 5:00 p.m.
Money Market Portfolio	4:00 p.m. and 5:00 p.m.
Tax-Exempt Portfolio	4:00 p.m.

To the extent that each fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

Each fund's assets are valued on the basis of amortized cost.

Prospectus

Shareholder Information

Buying and Selling Shares

General Information

For account, product, and service information, please call your Fidelity client services representative or 1-877-208-0098 (8:30 a.m. - 7:00 p.m. Eastern time, Monday through Friday).

Please use the following addresses:

Buying or Selling Shares

Fidelity Investments
P.O. Box 770002
Cincinnati, OH 45277-0081

Overnight Express
Fidelity Investments
100 Crosby Parkway
Covington, KY 41015

You may buy or sell Class III shares of the funds through a retirement account or an investment professional. When you invest through a retirement account or an investment professional, the procedures for buying, selling, and exchanging Class III shares of a fund and the account features and policies may differ. Additional fees may also apply to your investment in Class III shares of a fund, including a transaction fee if you buy or sell Class III shares of the fund through a broker or other investment professional.

Certain methods of contacting Fidelity, such as by telephone, may be unavailable or delayed (for example, during periods of unusual market activity).

The different ways to set up (register) your account with Fidelity are listed in the following table.

Ways to Set Up Your Account
Individual or Joint Tenant For your general investment needs
Retirement For tax-advantaged retirement savings
Traditional Individual Retirement Accounts (IRAs)
Roth IRAs
Rollover IRAs
401(k) Plans and certain other 401(a)-qualified plans
SIMPLE IRAs
Simplified Employee Pension Plans (SEP-IRAs)
Salary Reduction SEP-IRAs (SARSEPs)
Gifts or Transfers to a Minor (UGMA, UTMA)  To invest for a child's education or other future needs
Trust  For money being invested by a trust
Business or Organization  For investment needs of corporations, associations, partnerships, or other groups

Frequent purchases and sales of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to a fund (such as spreads paid to dealers who sell money market instruments to a fund) and disrupting portfolio management strategies. However, FMR anticipates that shareholders will purchase and sell fund shares frequently because each fund is designed to offer investors a liquid cash option. Accordingly, the Board of Trustees has not adopted policies and procedures designed to discourage excessive or short-term trading of fund shares and each fund accommodates frequent trading.

Prospectus

Shareholder Information - continued

Each fund has no limit on purchase or exchange transactions. Each fund reserves the right, but does not have the obligation, to reject any purchase or exchange transaction at any time. In addition, FMR reserves the right to impose restrictions on purchases or exchanges at any time or conditions that are more restrictive on disruptive, excessive, or short-term trading than those that are otherwise stated in this prospectus.

Buying Shares

The price to buy one share of Class III is the class's NAV. Class III shares are sold without a sales charge.

Your shares will be bought at the next NAV calculated after your order is received in proper form.

It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.

A fund may reject for any reason, or cancel as permitted or required by law, any purchase orders, including exchanges.

For example, a fund may reject any purchase orders, including exchanges, from market timers or investors that, in FMR's opinion, may be disruptive to that fund.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

When you place an order to buy shares, note the following:

  You are advised to place your trades as early in the day as possible and to provide Fidelity with advance notice of large purchases.
  All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
  Fidelity does not accept cash.
  When making a purchase with more than one check, each check must have a value of at least $50.
  Fidelity reserves the right to limit the number of checks processed at one time.
  If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.
  If when you place your wire purchase order you indicate that Fidelity will receive your wire that day, your wire must be received in proper form by Fidelity at the applicable fund's designated wire bank before the close of the Federal Reserve Wire System on the day of purchase.
  Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Shares can be bought or sold through investment professionals using an automated order placement and settlement system that guarantees payment for orders on a specified date.

Minimums
To Open an Account	$1,000,000A
Minimum Balance	$1,000,000

A The minimum initial investment of $1 million may be waived if your aggregate balance in the Fidelity Institutional Money Market Funds is greater than $10 million. Please contact Fidelity for more information regarding this waiver.

Prospectus

Key Information
Phone

To Open an Account

  Exchange from the same class of any fund offered through this prospectus, or from another Fidelity fund. Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-877-208-0098.

To Add to an Account

  Exchange from the same class of any fund offered through this prospectus, or from another Fidelity fund. Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-877-208-0098.
  Use Fidelity Money Line® to transfer from your bank account. Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-877-208-0098.

Mail Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081

To Open an Account

  Complete and sign the application. Make your check payable to the complete name of the fund and note the applicable class. Mail to your investment professional or, if you trade directly through Fidelity, to the address at left.
  Exchange from the same class of any fund offered through this prospectus, or from another Fidelity fund. Send a letter of instruction to your investment professional or to the address at left, including your name, the funds' names, the applicable class names, the fund account numbers, and the dollar amount or number of shares to be exchanged.

To Add to an Account

  Exchange from the same class of any fund offered through this prospectus, or from another Fidelity fund. Send a letter of instruction to your investment professional or to the address at left, including your name, the funds' names, the applicable class names, the fund account numbers, and the dollar amount or number of shares to be exchanged.

In Person

To Open an Account

  Bring your application and check or wire instructions to your investment professional.

To Add to an Account

  Bring your check or wire instructions to your investment professional.

Wire

To Open an Account

  Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-877-208-0098 to set up your account and to arrange a wire transaction.
  Wire to: The Bank of New York, Bank Routing # 021000018, Account # 8900118245.
  Specify the complete name of the fund, note the applicable class, and include your new fund account number and your name.

To Add to an Account

  Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-877-208-0098.
  Wire to: The Bank of New York, Bank Routing # 021000018, Account # 8900118245.
  Specify the complete name of the fund, note the applicable class, and include your fund account number and your name.

Selling Shares

The price to sell one share of Class III is the class's NAV.

Your shares will be sold at the next NAV calculated after your order is received in proper form. Normally, Fidelity will process wire redemptions on the same business day, provided your redemption wire request is received in proper form by Fidelity before the NAV is calculated on that day. All other redemptions will normally be processed by the next business day.

Prospectus

Shareholder Information - continued

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

  The address on your account (record address) has changed within the last 15 or 30 days, depending on your account, and you wish to sell $10,000 or more of shares;
  You are requesting that a check be mailed to a different address than the record address;
  The redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  If you are selling some but not all of your shares, leave at least $1,000,000 worth of shares in the account to keep it open, except accounts not subject to account minimums.
  You are advised to place your trades as early in the day as possible and to provide Fidelity with advance notice of large redemptions.
  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.
  Although redemptions will normally be processed on the same business day, under certain circumstances redemptions may be postponed or suspended as permitted pursuant to Section 22(e) of the Investment Company Act of 1940 (1940 Act). Generally under that section, redemptions may be postponed or suspended if (i) the NYSE is closed for trading (other than weekends or holidays) or trading is restricted, (ii) an emergency exists which makes the dispatch of securities owned by a fund or the fair determination of the value of the fund's net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption.
  Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of a fund.
  If you sell shares by writing a check, if available, and the amount of the check is greater than the value of your account, your check will be returned to you and you may be subject to additional charges.
  You will not receive interest on amounts represented by uncashed redemption checks.

Prospectus

  Unless otherwise instructed, Fidelity will send a check to the record address.
  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

To sell shares issued with certificates, call Fidelity for instructions. Each fund no longer issues share certificates.

Key Information
Phone
  Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-877-208-0098 to initiate a wire transaction or to request a check for your redemption.
  Use Fidelity Money Line to transfer to your bank account. Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-877-208-0098.
  Exchange to the same class of another fund offered through this prospectus. Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-877-208-0098.

Mail Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081

Individual, Joint Tenants, Sole Proprietorship, UGMA/UTMA

  Send a letter of instruction to your investment professional or, if you trade directly through Fidelity, to the address at left, including your name, the fund's name, the class name, your fund account number, and the dollar amount or number of shares to be sold. The letter of instruction must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

Retirement Account

  The account owner should complete a retirement distribution form. Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-877-208-0098 to request one.

Trusts

  Send a letter of instruction to your investment professional or, if you trade directly through Fidelity, to the address at left, including the trust's name, the fund's name, the class name, the trust's fund account number, and the dollar amount or number of shares to be sold. The trustee must sign the letter of instruction indicating capacity as trustee. If the trustee's name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

Business or Organization

  Send a letter of instruction to your investment professional or, if you trade directly through Fidelity, to the address at left, including the firm's name, the fund's name, the class name, the firm's fund account number, and the dollar amount or number of shares to be sold. At least one person authorized by corporate resolution to act on the account must sign the letter of instruction.
  Include a corporate resolution with corporate seal or a signature guarantee.

Executor, Administrator, Conservator, Guardian

  Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or1-877-208-0098 for instructions.

In Person

Individual, Joint Tenants, Sole Proprietorship, UGMA/UTMA

  Bring a letter of instruction to your investment professional. The letter of instruction must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

Retirement Account

  The account owner should complete a retirement distribution form. Visit your investment professional to request one.

Trusts

  Bring a letter of instruction to your investment professional. The trustee must sign the letter of instruction indicating capacity as trustee. If the trustee's name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

Business or Organization

  Bring a letter of instruction to your investment professional. At least one person authorized by corporate resolution to act on the account must sign the letter of instruction.
  Include a corporate resolution with corporate seal or a signature guarantee.

Executor, Administrator, Conservator, Guardian

  Visit your investment professional for instructions.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a Class III shareholder you have the privilege of exchanging Class III shares of a fund for Class III shares of another fund offered through this prospectus or for shares of other Fidelity funds.

However, you should note the following policies and restrictions governing exchanges:

  Each fund may refuse any exchange purchase for any reason. For example, each fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Before exchanging into a fund or class, read its prospectus.
  The fund or class you are exchanging into must be available for sale in your state.
  Exchanges may have tax consequences for you.
  Currently, there is no limit on the number of exchanges out of a fund.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The funds may terminate or modify the exchange privilege in the future.

Other funds may have different exchange restrictions, and may impose trading fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

Prospectus

Account Features and Policies

Features

The following features are available to buy and sell shares of the funds.

Wire To purchase and sell shares via the Federal Reserve Wire System.
  You must sign up for the wire feature before using it. Complete the appropriate section on the application when opening your account.
  Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-877-208-0098 before your first use to verify that this feature is set up on your account.
  To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.
  To change the bank account designated to receive redemption proceeds at any time prior to making a redemption request, you should send a letter of instruction, including a signature guarantee, to your investment professional or, if you trade directly through Fidelity, to the address found in "General Information."

Fidelity Money Line To transfer money between your bank account and your fund account.
  You must sign up for the Fidelity Money Line feature before using it. Complete the appropriate section on the application and then call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-877-208-0098 before your first use to verify that this feature is set up on your account.
  Minimum transaction: $100
  Maximum transaction: $100,000

Policies

The following policies apply to you as a shareholder.

Statements and reports that Fidelity sends to you include the following:

  Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund).
  Monthly or quarterly account statements (detailing account balances and all transactions completed during the prior month or quarter).
  Financial reports (every six months).

To reduce expenses, only one copy of most financial reports and prospectuses may be mailed, even if more than one person in a household holds shares of a fund. Call Fidelity at 1-877-208-0098 if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, call Fidelity at 1-877-208-0098.

Prospectus

Shareholder Information - continued

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

When you sign your account application, you will be asked to certify that your social security or taxpayer identification number (TIN) is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold an amount subject to the applicable backup withholding rate from your taxable distributions and redemptions.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

If your account balance falls below $1,000,000 for any reason, including solely due to declines in NAV, you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity may close your account and send the proceeds to you. Your shares will be sold at the NAV on the day your account is closed. Accounts not subject to account minimums will not be closed for failure to maintain a minimum balance.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

Each fund earns interest, dividends, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund may also realize capital gains from its investments, and distributes these gains (less losses), if any, to shareholders as capital gain distributions.

Distributions you receive from each fund consist primarily of dividends. Each fund normally declares dividends daily and pays them monthly.

Dividends declared for each of Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, and Money Market Portfolio are based on estimates of income for the fund. Actual income may differ from estimates, and differences, if any, will be included in the calculation of subsequent dividends.

Prospectus

You may request to have dividends relating to Class III shares redeemed from an account closed during the month paid when the account is closed. Each fund reserves the right to limit this service.

Earning Dividends

Shares purchased by a wire order prior to 12:00 noon Eastern time for Tax-Exempt Portfolio, prior to 2:00 p.m. Eastern time for Treasury Only Portfolio, or prior to 5:00 p.m. Eastern time for Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio and Money Market Portfolio, with receipt of the wire in proper form before the close of the Federal Reserve Wire System on that day, generally begin to earn dividends on the day of purchase.

Shares purchased by all other orders begin to earn dividends on the first business day following the day of purchase.

However, on any day that the principal bond markets close early (as recommended by the Bond Market Association) or the Federal Reserve Bank of New York (New York Fed) closes early, a class may advance the time on that day by which wire purchase orders must be placed so that shares earn dividends on the day of purchase. In addition, on any day that the principal bond markets do not open (as recommended by the Bond Market Association) or the New York Fed or the NYSE does not open, shares begin to earn dividends on the first business day following the day of purchase.

Shares redeemed by a wire order prior to 12:00 noon Eastern time for Tax-Exempt Portfolio, prior to 2:00 p.m. Eastern time for Treasury Only Portfolio, or prior to 5:00 p.m. Eastern time for Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio and Money Market Portfolio generally earn dividends through the day prior to the day of redemption.

However, on any day that the principal bond markets close early (as recommended by the Bond Market Association) or the New York Fed closes early, a class may set a time after which shares redeemed by wire order earn dividends until, but not including, the next business day following the day of redemption. On any day that the principal bond markets do not open (as recommended by the Bond Market Association) or the New York Fed or the NYSE does not open, shares earn dividends until, but not including, the next business day following the day of redemption.

Good Friday will not be considered a business day for purposes of exchanges into or out of any fund that is not open for business that day.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available for Class III:

1. Reinvestment Option. Your dividends and capital gain distributions, if any, will be automatically reinvested in additional Class III shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.

Prospectus

Shareholder Information - continued

2. Cash Option. Your dividends and capital gain distributions, if any, will be paid in cash.

Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, contact your investment professional directly or call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

Tax Consequences

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Distributions you receive from Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, and Money Market Portfolio are subject to federal income tax, and may also be subject to state or local taxes.

The municipal fund seeks to earn income and pay dividends exempt from federal income tax.

Income exempt from federal income tax may be subject to state or local tax. A portion of the dividends you receive from the municipal fund may be subject to federal and state income taxes also may be subject to the federal alternative minimum tax. You may also receive taxable distributions attributable to the municipal fund's sale of municipal bonds.

For federal tax purposes, certain of each fund's distributions, including Treasury Only Portfolio's, Treasury Portfolio's, Government Portfolio's, Prime Money Market Portfolio's, and Money Market Portfolio's dividends and each fund's distributions of short-term capital gains and gains on the sale of bonds characterized as market discount, are taxable to you as ordinary income. Because each taxable fund's income is primarily derived from interest, dividends from each taxable fund generally will not qualify for the long-term capital gains tax rates available to individuals. Each fund's distributions of long-term capital gains, if any, are taxable to you generally as capital gains for federal tax purposes.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option. If you elect to receive distributions in cash, you will receive certain December distributions in January, but those distributions will be taxable as if you received them on December 31.

Prospectus

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is each fund's manager. The address of FMR and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

As of March 31, 2005, FMR had approximately $9.1 billion in discretionary assets under management.

As the manager, FMR has overall responsibility for directing each fund's investments and handling its business affairs.

Affiliates assist FMR with foreign investments:

  Fidelity International Investment Advisors (FIIA), at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, serves as a sub-adviser for each fund. As of September 28, 2004, FIIA had approximately $17.9 billion in discretionary assets under management. For each fund, FIIA may provide investment research and advice on issuers based outside the United States, and in particular, will make minimal credit risk and comparable quality determinations for foreign issuers that issue U.S. dollar-denominated securities.
  Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L), at 25 Cannon Street, London, EC4M 5TA, England, serves as a sub-adviser for each fund. As of September 28, 2004, FIIA(U.K.)L had approximately $10.7 billion in discretionary assets under management. For each fund, FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States, and in particular, will make minimal credit risk and comparable quality determinations for foreign issuers that issue U.S. dollar-denominated securities.

Fidelity Investments Money Management, Inc. (FIMM), at One Spartan Way, Merrimack, New Hampshire 03054, serves as a sub-adviser for each fund. FIMM has day-to-day responsibility for choosing investments for each fund.

FIMM is an affiliate of FMR. As of March 31, 2005, FIMM had approximately $275.2 billion in discretionary assets under management.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Each fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month.

Each fund's annual management fee rate is 0.20% of its average net assets.

Prospectus

Fund Services - continued

For the fiscal year ended March 31, 2005, Money Market Portfolio paid a management fee of 0.18% of the fund's average net assets, after reimbursement.

FMR pays FIMM for providing sub-advisory services. FIMM pays FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L.

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.

As of March 30, 2005, approximately 45.52% of Money Market Portfolio's total outstanding shares were held by FMR affiliates.

Fund Distribution

Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

Fidelity Distributors Corporation (FDC) distributes Class III's shares.

Intermediaries, such as banks, broker-dealers, and other service-providers, may receive from FMR, FDC and/or their affiliates compensation for their services intended to result in the sale of shares of the fund. This compensation may take the form of:

  distribution and/or service (12b-1) fees
  payments for additional distribution-related activities and/or shareholder services payments for educational seminars and training, including seminars sponsored by FMR or an affiliate, or by an intermediary

These payments are described in more detail on the following pages and in the statement of additional information (SAI).

Class III of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act). Under the plan, Class III of each fund is authorized to pay FDC a monthly 12b-1 (service) fee as compensation for providing shareholder support services. Class III of each fund currently pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of its average net assets throughout the month.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

In addition, each plan specifically recognizes that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Class III shares and/or shareholder support services, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Class III. The SAI contains further details about these payments made by FMR, FDC and their affiliates and the services provided by certain intermediaries. Please speak with your investment professional to learn more about any payments his or her firm may receive from FMR, FDC and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

Prospectus

Because 12b-1 fees are paid out of Class III's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

If mutual fund sponsors and their affiliates make distribution and/or non-distribution related payments in varying amounts, certain intermediaries and investment professionals that receive these payments may have an incentive to recommend one mutual fund or one share class over another.

In addition, the funds' transfer agent or an affiliate may also make payments and reimbursements from their own resources to intermediaries for performing recordkeeping and administrative services that the funds' transfer agent or an affiliate would otherwise have to perform directly. These payments are not charged to a fund and do not directly increase a fund's total expenses. Please see "Transfer and Service Agent Agreements" in the SAI for more information.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights tables are intended to help you understand Class III's financial history for the past 5 years. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche, LLP, independent registered public accounting firm, whose report, along with each fund's financial highlights and financial statements, is included in each fund's annual report. A free copy of each annual report is available upon request.

Treasury Only Portfolio - Class III

Years ended March 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.012	.006	.012	.028	.056
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	.012	.006	.012	.028	.056
Distributions from net investment income	(.012)	(.006)	(.012)	(.028)	(.056)
Distributions from net realized gain	- C	-	-	-	-
Total distributions	(.012)	(.006)	(.012)	(.028)	(.056)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.20%	.64%	1.25%	2.88%	5.77%
Ratios to Average Net Assets B
Expenses before expense reductions	.49%	.49%	.49%	.49%	.50%
Expenses net of voluntary waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income	1.18%	.64%	1.23%	2.72%	5.62%
Supplemental Data
Net assets, end of period (in millions)	$ 135	$ 126	$ 134	$ 234	$ 180

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

Prospectus

Appendix - continued

Treasury Portfolio - Class III

Years ended March 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.012	.007	.012	.027	.058
Distributions from net investment income	(.012)	(.007)	(.012)	(.027)	(.058)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.25%	.66%	1.22%	2.74%	5.96%
Ratios to Average Net Assets B
Expenses before expense reductions	.48%	.48%	.48%	.48%	.49%
Expenses net of voluntary waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income	1.23%	.65%	1.21%	2.65%	5.79%
Supplemental Data
Net assets, end of period (in millions)	$ 3,439	$ 4,132	$ 3,938	$ 4,520	$ 3,776

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

Government Portfolio - Class III

Years ended March 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.013	.007	.013	.029	.059
Distributions from net investment income	(.013)	(.007)	(.013)	(.029)	(.059)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.32%	.72%	1.27%	2.90%	6.08%
Ratios to Average Net Assets B
Expenses before expense reductions	.48%	.48%	.48%	.48%	.51%
Expenses net of voluntary waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income	1.28%	.73%	1.27%	2.76%	5.88%
Supplemental Data
Net assets, end of period (in millions)	$ 572	$ 1,109	$ 866	$ 1,326	$ 1,028

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

Appendix - continued

Prime Money Market Portfolio - Class III

Years ended March 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.014	.007	.013	.029	.060
Distributions from net investment income	(.014)	(.007)	(.013)	(.029)	(.060)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.36%	.74%	1.31%	2.91%	6.16%
Ratios to Average Net Assets B
Expenses before expense reductions	.48%	.48%	.49%	.49%	.50%
Expenses net of voluntary waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income	1.43%	.74%	1.32%	2.81%	5.96%
Supplemental Data
Net assets, end of period (in millions)	$ 1,123	$ 898	$ 1,187	$ 1,407	$ 1,531

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

Money Market Portfolio - Class III

Years ended March 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.013	.008	.013	.029	.060
Distributions from net investment income	(.013)	(.008)	(.013)	(.029)	(.060)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.33%	.78%	1.34%	2.94%	6.20%
Ratios to Average Net Assets B
Expenses before expense reductions	.48%	.48%	.48%	.48%	.49%
Expenses net of voluntary waivers, if any	.43%	.43%	.43%	.43%	.43%
Expenses net of all reductions	.43%	.43%	.43%	.43%	.43%
Net investment income	1.25%	.77%	1.33%	2.88%	6.01%
Supplemental Data
Net assets, end of period (in millions)	$ 926	$ 456	$ 439	$ 784	$ 789

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

Appendix - continued

Tax Exempt Portfolio - Class III

Years ended March 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.010	.006	.010	.019	.037
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	.010	.006	.010	.019	.037
Distributions from net investment income	(.010)	(.006)	(.010)	(.019)	(.037)
Distributions from net realized gain	- C	- C	-	-	-
Total distributions	(.010)	(.006)	(.010)	(.019)	(.037)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.05%	.64%	1.05%	1.96%	3.76%
Ratios to Average Net Assets B
Expenses before expense reductions	.48%	.48%	.49%	.48%	.50%
Expenses net of voluntary waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.43%	.44%	.44%	.43%	.44%
Net investment income	1.03%	.63%	1.02%	1.87%	3.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 174	$ 162	$ 123	$ 113	$ 84

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

Prospectus

Notes

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the funds. A description of each fund's policies and procedures for disclosing its holdings is available in the funds' SAI and on Fidelity's web sites. The SAI also includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports also include additional information.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at www.advisor.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-03320

Fidelity and Fidelity Investments & (Pyramid) Design are registered trademarks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

1.702323.109 IMMIII-pro-0505